As filed with the Securities and Exchange Commission on January 29, 2026

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 609	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 611	(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300
 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
Corporate Trust Center
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	On January 30, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 609 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Hodges Fund, the Hodges Small Cap Growth Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund (the “Funds”), a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Funds; (b) Statement of Additional Information relating to the Funds; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Hodges Fund
Retail Class (Symbol: HDPMX)

Small Cap Growth Fund
Retail Class Shares (Symbol: HDPSX)
Institutional Class Shares (Symbol: HDSIX)
Class A Shares (Symbol: HDSAX)

Small Intrinsic Value Fund
Retail Class Shares (Symbol: HDSVX)
Institutional Class Shares (Symbol: HSVIX)

Blue Chip Equity Income Fund
Retail Class Shares (Symbol: HDPBX)

Prospectus

January 30, 2026

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201

https://www.hodgescapital.com/mutual-funds	1-866-811-0224

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Hodges Fund
Small Cap Growth Fund
Small Intrinsic Value Fund
Blue Chip Equity Income Fund
each a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

SUMMARY SECTION – HODGES FUND	1
SUMMARY SECTION – HODGES SMALL CAP GROWTH FUND	6
SUMMARY SECTION – HODGES SMALL INTRINSIC VALUE FUND	12
SUMMARY SECTION – HODGES BLUE CHIP EQUITY INCOME FUND	19
INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	25
Hodges Fund	25
Investment Objective	25
Principal Investment Strategies	25
Hodges Small Cap Growth Fund	25
Investment Objective	26
Principal Investment Strategies	26
Hodges Small Intrinsic Value Fund	27
Investment Objective	27
Principal Investment Strategies	27
Hodges Blue Chip Equity Income Fund	28
Investment Objective	28
Principal Investment Strategies	28
General Investment Policies of the Funds	29
Principal Risks of Investing in Funds	29
Portfolio Holdings Information	34
MANAGEMENT OF THE FUNDS	34
The Adviser	34
Portfolio Managers	35
SHAREHOLDER INFORMATION	36
Share Price	36
Choosing a Share Class	37
How to Purchase Shares	43
How to Redeem Shares	45
Distribution of Fund Shares	50
DISTRIBUTIONS AND TAXES	51
Tax Status, Small Caps and Distributions	51
FINANCIAL HIGHLIGHTS	54
Appendix A - Intermediary Sales Charge Discounts, Waivers and Other Information	A-1

Summary Section – Hodges Fund

Investment Objective.

The investment objective of the Hodges Fund is long-term capital appreciation.

Fees and Expenses of the Hodges Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Hodges Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class Shares
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement(1)	(0.05)%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%

(1)	Hodges Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and pay the Hodges Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Hodges Fund to 0.93% of the Hodges Fund’s average net assets (the “Hodges Fund Expense Cap”). The Hodges Fund Expense Cap will remain in effect until July 31, 2027. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Hodges Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Hodges Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same and takes into account the effect of the Operating Expenses Limitation Agreement through July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$120	$385	$671	$1,484

Portfolio Turnover.

The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Hodges Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Hodges Fund’s performance. For the fiscal year ended March 31, 2025, the Hodges Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies.

The Hodges Fund will invest in common stocks of companies of any size market capitalization - small, medium or large. The Hodges Fund’s portfolio managers will invest in both growth and value companies. The Adviser’s stock selection process focuses on rigorously researching individual companies and examining what is happening inside those companies. The Adviser studies and analyzes the fundamentals of each company’s earnings, cash flow, and intrinsic underlying value and will invest in those companies where it believes there is a disconnect between the market’s perception and the intrinsic value of the company’s fundamentals. In selecting investments, the Adviser will also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Special situations refer to circumstances where companies face significant stress which may cause stock values to depreciate below expected thresholds. Companies having special situations include, but are not limited to, companies that are experiencing management changes, financial distress, corporate restructurings, government inquiries, or are especially susceptible to the negative impact of market conditions.

From time to time, the Fund may engage in short sale transactions with respect to 10% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices. The Fund may also sell options and write “covered” put and call options. The Hodges Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Hodges Fund may also invest in the stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”) European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

The Adviser will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular stock. The Hodges Fund’s portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Hodges Fund. The principal risks of investing in the Hodges Fund are:

●	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Hodges Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

●	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

●	The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Hodges Fund, regardless of the order in which it appears.

●	Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

●	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

●	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Hodges Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

●	Management Risk: The Adviser may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

●	Market Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Tactical Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, wars, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

●	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

●	Risks of Companies in “Special Situations:” The Hodges Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

●	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●	Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

Performance.

The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year for the past 10 calendar years. The table below illustrates how the Hodges Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index. The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgescapital.com/mutual-funds.

Prior performance shown below is for the Predecessor Hodges Fund (the Hodges Fund, a former series of Professionally Managed Portfolios) for dates prior to September 25, 2023. The Hodges Fund has adopted the performance of the Predecessor Hodges Fund as a result of a reorganization in which the Hodges Fund has acquired all the assets and liabilities of the Predecessor Hodges Fund (the “Reorganization”). Prior to the Reorganization, the Hodges Fund was a newly formed “shell” fund with no assets and had not commenced operations.

The Hodges Fund’s portfolio management team served as the portfolio management team of the Predecessor Hodges Fund and has been the Hodges Fund’s portfolio management team since inception.

Calendar Year Returns as of December 31, Retail Class

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2025, was 9.47%.

Highest Quarterly Return:	2Q, 2020	54.30%
Lowest Quarterly Return:	1Q, 2020	-44.27%

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Years	Ten Years
Hodges Fund
Retail Class Shares
Return Before Taxes	16.87%	14.76%	8.54%
Return After Taxes on Distributions	15.58%	14.44%	7.80%
Return After Taxes on Distributions and Sale of Fund Shares	11.06%	11.91%	6.67%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

The S&P 500 Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Investment Adviser. Hodges Capital Management, Inc. serves as the Hodges Fund’s investment adviser.

Portfolio Managers. The following individuals serve as the Hodges Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the Hodges Fund since
Craig D. Hodges	Chief Investment Officer/ Chief Executive Officer	Since 1999 for the Predecessor Hodges Fund
Eric Marshall, CFA	President	Since 2015 for the Predecessor Hodges Fund

Purchase and Sale of Fund Shares. You may purchase or redeem Fund shares on any business day by written request via mail (Hodges Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Hodges Fund	Retail Class: $1,000	No minimum

Tax Information. The Hodges Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Hodges Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section – Hodges Small Cap Growth Fund

Investment Objective.

The primary investment objective of the Hodges Small Cap Growth Fund, formerly the Hodges Small Cap Fund (the “Small Cap Growth Fund”) is long-term capital appreciation.

Fees and Expenses of the Small Cap Growth Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Small Cap Growth Fund. More information about these and other discounts is available from your financial profession and under “Shareholder Information - More About Class A Shares” beginning on page [__] of this Prospectus. With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Shareholder Fees (fees paid directly from your investment)	Retail Class Shares	Institutional Class Shares	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase of Retail Class shares and 60 days of purchase for Institutional Class shares)	1.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class Shares	Institutional Class Shares	Class A
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.29%	1.04%	1.29%
Fee Waiver and/or Expense Reimbursement[1]	(0.05)%	(0.05)%	(0.05)%
Net Annual Fund Operating Expenses	1.24%	0.99%	1.24%

(1)	The Adviser has contractually agreed to reduce its fees and pay the Small Cap Growth Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 0.99%, 0.99% and 0.99% of the Small Cap Growth Fund’s average net assets for Institutional Class, Retail Class, and Class A shares, respectively (the “Small Cap Growth Fund Expense Cap”). The Small Cap Growth Fund Expense Cap will remain in effect until July 31, 2027. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same, and takes into account the effect of the Operating Expenses Limitation Agreement through July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$126	$404	$703	$1,552
Institutional Class Shares	$101	$326	$569	$1,266
Class A Shares	$571	$836	$1,121	$1,932

Portfolio Turnover.

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. For the fiscal year ended March 31, 2025, the Small Cap Growth Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies. The Small Cap Growth Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. As of the last reconstitution date, June 30, 2025, the market capitalization of companies in the Russell 2000® Index ranged from $119.4 million to $7.4 billion. The Adviser seeks to buy securities of companies that it believes are undervalued, relative to their long-term earnings growth potential and/or offer above-average growth prospects. The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange-traded funds (“ETFs”). Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective. From time to time, the Fund may engage in short sale transactions with respect to 10% of its net assets. The Fund uses a “bottom-up” approach in investing. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund may also sell options purchased and write “covered” put and call options. The Small Cap Growth Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Adviser considers selling a security in the Small Cap Growth Fund’s portfolio if the Adviser believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Small Cap Growth Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular security. The Small Cap Growth Fund’s portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of March 31, 2025, 28% of the Small Cap Growth Fund’s net assets were invested in securities within the consumer cyclical sector.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Growth Fund will close to new investors when it reaches an asset size as determined by the Adviser to be too large to sustain additional assets. Shareholders will be provided 30 days’ written notice upon such conditions. If the Small Cap Growth Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund. The principal risks of investing in the Small Cap Growth Fund are:

●	Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Cap Growth Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

●	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Cap Growth Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

●	Growth Risk. The Small Cap Fund may invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Small Cap Growth Fund’s return.

●	The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Small Cap Growth Fund, regardless of the order in which it appears.

●	Consumer Cyclical Sector Risk: Investments in the Consumer Cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

●	Currency Risk: Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

●	Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

●	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

●	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Cap Growth Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

●	Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company, including any ETFs, in which the Small Cap Growth Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Small Cap Growth Fund must pay its pro rata portion of an investment company’s fees and expenses.

●	Management Risk: The Adviser may fail to implement the Small Cap Growth Fund’s investment strategies and meet its investment objective.

●	Market Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Tactical Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, wars, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

●	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Cap Growth Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Cap Growth Fund shareholders.

●	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●	Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

Performance.

The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund. The bar chart below illustrates how Retail Class shares of the Small Cap Growth Fund’s total returns have varied from year to year for the past 10 calendar years. The table below illustrates how the Small Cap Growth Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of:

●	a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

●	a small-capitalization domestic equity market index that the Adviser considers to be representative of the small-capitalization domestic equity markets and the Fund’s principal investment strategies. The Adviser considers the small-capitalization domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgescapital.com/mutual-funds.

Prior performance shown below is for the Predecessor Small Cap Fund (the Hodges Small Cap Fund, a former series of Professionally Managed Portfolios), for dates prior to September 25, 2023. The Hodges Small Cap Growth Fund has adopted the performance of the Predecessor Small Cap Fund as a result of a reorganization in which the Small Cap Growth Fund has acquired all the assets and liabilities of the Predecessor Small Cap Fund (the “Reorganization”). Prior to the Reorganization, the Small Cap Growth Fund was a newly formed “shell” fund with no assets and had not commenced operations.

The Small Cap Growth Fund’s portfolio management team served as the portfolio management team of the Predecessor Small Cap Growth Fund and has been the Small Cap Growth Fund’s portfolio management team since inception.

Calendar Year Returns as of December 311

[1]	The returns shown in the bar chart are for Retail Class shares. The performance of Institutional Class shares and Class A shares will differ due to differences in expenses.

The Small Cap Growth Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2025, was (7.49)%.

Highest Quarterly Return:	2Q, 2020	40.59%
Lowest Quarterly Return:	1Q, 2020	-39.63%

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Years	Ten Years
Small Cap Growth Fund
Retail Class Shares
Return Before Taxes	20.18%	13.91%	8.06%
Return After Taxes on Distributions	16.60%	11.52%	6.23%
Return After Taxes on Distributions and Sale of Fund Shares	14.72%	10.74%	6.07%
Institutional Class Shares
Return Before Taxes	20.47%	14.20%	8.34%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) (Regulatory Benchmark)	25.02%	14.53%	13.10%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%

(1)	Class A shares have not commenced operations as of the date of this Prospectus. Class A shares will have substantially similar annual returns to Retail Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Russell 2000 Total Return is a stock index that tracks 2,000 small cap companies in the United States. A small cap stock is a company with a market capitalization less than $2 billion. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Investment Adviser. Hodges Capital Management, Inc. serves as the Small Cap Growth Fund’s investment adviser.

Portfolio Managers. The following individuals serve as the Small Cap Growth Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the Small Cap Growth Fund since
Craig D. Hodges	Chief Investment Officer/ Chief Executive Officer	Since Inception (2007) for the Predecessor Hodges Small Cap Fund
Eric J. Marshall, CFA	President	Since Inception (2007) for the Predecessor Hodges Small Cap Fund
Gary M. Bradshaw	Senior Vice President	Since Inception (2007) for the Predecessor Hodges Small Cap Fund

Purchase and Sale of Fund Shares. You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Small Cap Growth Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Small Cap Growth Fund	Class A: $1,000 Retail Class: $1,000 Institutional Class: $1,000,000	No minimum No minimum No minimum

Tax Information. The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Small Cap Growth Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and its related companies may pay the intermediary for the sale of Small Cap Growth Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section – Hodges Small Intrinsic Value Fund

Investment Objective.

The investment objective of the Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”) is long-term capital appreciation.

Fees and Expenses of the Small Intrinsic Value Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Intrinsic Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	Retail Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase of Retail Class shares and 60 days of purchase for Institutional Class shares)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.36%	0.39%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.25%
Fee Waiver and/or Expense Reimbursement(2)	(0.20)%	(0.26)%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	0.99%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Small Intrinsic Value Fund and is not a direct expense incurred by the Small Intrinsic Value Fund or deducted from the Small Intrinsic Value Fund assets. Since this number does not represent a direct operating expense of the Small Intrinsic Value Fund, the operating expenses set forth in the Small Intrinsic Value Fund’s financial highlights do not include this figure.

(2)	The Adviser has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Intrinsic Value Fund to 0.98% and 1.01% of the Small Intrinsic Value Fund’s average net assets for Institutional Class and Retail Class shares, respectively (the “Small Intrinsic Value Fund Expense Cap”). The Small Intrinsic Value Fund Expense Cap will remain in effect until July 31, 2027. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Small Intrinsic Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Retail Class or $10,000 in the Institutional Class of Small Intrinsic Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Intrinsic Value Fund’s operating expenses remain the same, and takes into account the effect of the Operating Expenses Limitation Agreement through July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$129	$445	$784	$1,740
Institutional Class Shares	$101	$371	$661	$1,488

Portfolio Turnover.

The Small Intrinsic Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Intrinsic Value Fund’s performance. For the fiscal year ended March 31, 2025, the Small Intrinsic Value Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies.

The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies. The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Value Index. As of the last reconstitution date, June 30, 2025, the market capitalization of companies in the Russell 2000® Value Index ranged from $119.4 million to $7.4 billion. The Small Intrinsic Value Fund will invest in companies where the Adviser believes their market prices do not reflect their true values. The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low valuation multiples, or the potential for a turnaround in underlying revenue, earnings and/or cash flow.

Up to 20% of the Small Intrinsic Value Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange traded funds (“ETFs”). Although most of the Small Intrinsic Value Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.

From time to time, the Small Intrinsic Value Fund may engage in short sale transactions with respect to up to 10% of its net assets. The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Small Intrinsic Value Fund may also sell options purchased and write “covered” put and call options. The Small Intrinsic Value Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Small Intrinsic Value Fund uses a “bottom-up” approach in investing. The Fund invests in deep value situations that may sometimes require a longer time horizon. The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low price to book ratios, above average dividend yields, low PE multiples, or the potential for a turnaround in the underlying fundamentals.

The Adviser will consider selling a security in the Small Intrinsic Value Fund’s portfolio, if the Adviser believes that security is no longer trading below its fair value or has reached its growth potential. In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

Note: Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Intrinsic Value Fund will close to new investors when it reaches an asset size as determined by the Adviser to be too large to sustain additional assets. Shareholders will be provided 30 days’ written notice upon such conditions. If the Small Intrinsic Value Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Intrinsic Value Fund. The principal risks of investing in the Small Intrinsic Value Fund are:

●	Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Small Intrinsic Value Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

●	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Intrinsic Value Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

●	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●	The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Small Intrinsic Value Fund, regardless of the order in which it appears.

●	Currency Risk: Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

●	Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

●	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

●	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Small Intrinsic Value Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

●	Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company, including any ETFs, in which the Small Intrinsic Value Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Small Intrinsic Value Fund must pay its pro rata portion of an investment company’s fees and expenses.

●	Management Risk: The Adviser may fail to implement the Small Intrinsic Value Fund’s investment strategies and meet its investment objective.

●	Market Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Tactical Risk Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, wars, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

●	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Intrinsic Value Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Intrinsic Value Fund shareholders.

●	Preferred Stock Risk: Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a Blue Chip Equity Income and common stock. It does not have the seniority of a Blue Chip Equity Income and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

●	Short Sales Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

Performance.

The following performance information provides some indication of the risks of investing in the Small Intrinsic Value Fund. The bar chart below illustrates how Retail Class shares of the Small Intrinsic Value Fund’s total returns have varied from year to year. The table below illustrates how the Small Intrinsic Value Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with:

●	a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

●	a small-capitalization value domestic equity market index that the Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Adviser considers the small-capitalization domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

Because Institutional Class shares commenced operations on July 30, 2024 and do not have a full calendar year of performance, the table only shows the average annual returns for Retail Class shares.

The Small Intrinsic Value Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgescapital.com/mutual-funds.

Prior performance shown below is for the Predecessor Small Intrinsic Value Fund (the Hodges Small Intrinsic Value Fund, a former series of Professionally Managed Portfolios) for dates prior to September 25, 2023. The Small Intrinsic Value Fund has adopted the performance of the Predecessor Small Intrinsic Value Fund as a result of a reorganization in which the Small Intrinsic Value Fund has acquired all the assets and liabilities of the Predecessor Small Intrinsic Value Fund (the “Reorganization”). Prior to the Reorganization, the Small Intrinsic Value Fund was a newly formed “shell” fund with no assets and had not commenced operations.

The Small Intrinsic Value Fund’s portfolio management team served as the portfolio management team of the Predecessor Small Intrinsic Value Fund and has been the Small Intrinsic Value Fund’s portfolio management team since inception.

Retail Class Shares1

Calendar Year Returns as of December 31,

[1]	The returns shown in the bar chart are for Retail Class shares. The performance of Institutional Class shares will differ due to differences in expenses.

The Small Intrinsic Value Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2025, was (9.96)%.

Highest Quarterly Return:	Q2, 2020	40.20%
Lowest Quarterly Return:	Q1, 2020	-46.23%

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Years	Ten Years
Retail Class Shares
Return Before Taxes	1.49%	10.71%	7.96%
Return After Taxes on Distributions	0.80%	10.08%	7.33%
Return After Taxes on Distributions and Sale of Fund Shares	1.45%	8.47%	6.33%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) (Regulatory Benchmark)	25.02%	14.53%	13.10%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Russell 2000 Total Return Index is a stock index that tracks 2,000 small cap companies in the United States. A small cap stock is a company with a market capitalization less than $2 billion. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Russell 2000 Value Total Return Index is a stock index measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term growth, and lower sales per share historical growth. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Investment Adviser. Hodges Capital Management, Inc. serves as the Small Intrinsic Value Fund’s investment adviser.

Portfolio Managers. The following individuals serve as the Small Intrinsic Value Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the Small Intrinsic Value Fund since
Eric J. Marshall, CFA	President	Since Inception (2013) for the Predecessor Hodges Small Intrinsic Value Fund
Chris R. Terry, CFA	Vice President	Since Inception (2013) for the Predecessor Hodges Small Intrinsic Value Fund
Derek R. Maupin	Vice President	Since Inception (2013) for the Predecessor Hodges Small Intrinsic Value Fund

Purchase and Sale of Fund Shares. You may purchase or redeem (sell) Fund shares on any business day by written Purchase and Sale of Fund Shares. You may purchase or redeem (sell) Fund shares on any business day by written request via mail (The Hodges Small Intrinsic Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Small Intrinsic Value Fund	Retail Class: $1,000 Institutional Class: $1,000,000	Retail Class: No minimum Institutional Class: No minimum

Tax Information. The Small Intrinsic Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Small Intrinsic Value Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Small Intrinsic Value Fund and its related companies may pay the intermediary for the sale of Small Intrinsic Value Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Intrinsic Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section – Hodges Blue Chip Equity Income Fund

Investment Objective.

The primary investment objective of the Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”) is to generate income and long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip Equity Income Fund.

Shareholder Fees (fees paid directly from your investment)	Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class Shares
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement(1)	(0.02)%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%

(1)	The Adviser has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Blue Chip Equity Income Fund to 1.05% of the Blue Chip Equity Income Fund’s average net assets (the “Blue Chip Equity Income Fund Expense Cap”). The Blue Chip Equity Income Fund Expense Cap will remain in effect until July 31, 2027. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Blue Chip Equity Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Blue Chip Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Blue Chip Equity Income Fund’s operating expenses remain the same, and takes into account the effect of the Operating Expenses Limitation Agreement through July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$132	$416	$722	$1,588

Portfolio Turnover.

The Blue Chip Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip Equity Income Fund’s performance. For the fiscal year ended March 31, 2025, the Blue Chip Equity Income Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities. The Fund invests primarily in the stocks of large capitalization companies. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. As of June 30, 2025, the market capitalization of companies in the S&P 500® Index ranged from $5.2 billion to $3.85 trillion. The Adviser selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. While the Blue Chip Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. The Blue Chip Equity Income Fund may invest up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities, convertible and non-convertible debt securities, U.S. government securities and in money market funds. The Fund also may purchase put and call options on U.S. traded stocks, currencies or security indices. From time to time, the Blue Chip Equity Income Fund may also engage in short sales transactions and may sell options purchased and write “covered” put and call options. The Blue Chip Equity Income Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Blue Chip Equity Income Fund expects to issue dividends from net Investment income, if any, on a quarterly basis. An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

The Adviser will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Adviser believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. The Adviser will also take tax considerations into account when making a sell decision. While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year. The Blue Chip Equity Fund may, from time to time, have significant exposure to one or more sectors of the market. As of March 31, 2025, 20% of the Blue Chip Equity Fund’s net assets were invested in securities within the information technology sector.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Blue Chip Equity Income Fund. The principal risks of investing in the Blue Chip Equity Income Fund are:

●	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Blue Chip Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Blue Chip Equity Income Fund, regardless of the order in which it appears.

●	Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

●	Debt Security Risk: When interest rates rise, prices of debt securities generally fall and when interest rates fall, prices of debt securities generally rise. In general, debt securities with longer maturities or durations are more sensitive to interest rate changes.

●	Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

●	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

●	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Futures and Options Risks: Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Blue Chip Equity Income Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

●	Management Risk: The Adviser may fail to implement the Blue Chip Equity Income Fund’s investment strategies and meet its investment objective.

●	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation); interest rates, global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global health care system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.

●	Preferred Stock Risk: Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

●	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●	Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

●	Short Sales Risk: Engaging in short sales of securities that the Blue Chip Equity Income Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Blue Chip Equity Income Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Blue Chip Equity Income Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

Performance.

The following performance information provides some indication of the risks of investing in the Blue Chip Equity Income Fund. The bar chart below illustrates how shares of the Blue Chip Equity Income Fund’s total returns have varied from year to year. The table below illustrates how the Blue Chip Equity Income Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index. The Blue Chip Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.hodgescapital.com/mutual-funds. Note that the Fund changed its investment strategy to mandate an 80% investment in large capitalization income producing equity securities, effective March 28, 2016. Prior thereto, the Fund’s strategy did not mandate that level of investment in large capitalization income producing securities, and the Fund’s portfolio did not always maintain that level of investment in large capitalization income producing securities. The performance shown below for periods prior to the change in the Fund’s investment strategy was achieved under the Fund’s former investment strategy.

Prior performance shown below is for the Predecessor Blue Chip Equity Income Fund (the Hodges Blue Chip Equity Income Fund, a former series of Professionally Managed Portfolios), for dates prior to September 25, 2023. The Blue Chip Equity Income Fund has adopted the performance of the Predecessor Blue Chip Equity Income Fund as a result of a reorganization in which the Blue Chip Equity Income Fund has acquired all the assets and liabilities of the Predecessor Blue Chip Equity Income Fund (the “Reorganization”). Prior to the Reorganization, the Blue Chip Equity Income Fund was a newly formed “shell” fund with no assets and had not commenced operations.

The Blue Chip Equity Income Fund’s portfolio management team served as the portfolio management team of the Predecessor Blue Chip Equity Income Fund and has been the Blue Chip Equity Income Fund’s portfolio management team since inception.

Retail Class Shares

Calendar Year Returns as of December 31,

The Blue Chip Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was 9.40%.

Highest Quarterly Return:	2Q, 2020	25.34%
Lowest Quarterly Return:	1Q, 2020	-22.67%

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Years	Ten Years
Retail Class Shares
Return Before Taxes	32.11%	15.27%	12.76%
Return After Taxes on Distributions	28.14%	13.16%	10.83%
Return After Taxes on Distributions and Sale of Fund Shares	21.66%	11.83%	9.99%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes	25.02%	14.53%	13.10%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

The Russell 1000 Total Return Index is a subset of the Russell 3000 Index that includes approximately 1,000 of the largest companies in the US equity universe. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Investment Adviser. Hodges Capital Management, Inc., serves as the Blue Chip Equity Income Fund’s investment adviser.

Portfolio Managers. The following individuals serve as the Blue Chip Equity Income Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the Blue Chip Equity Income Fund since
Craig D. Hodges	Chief Investment Officer/ Chief Executive Officer	Since Inception (2009) for the Predecessor Hodges Blue Chip Equity Income Fund
Gary M. Bradshaw	Senior Vice President	Since Inception (2009) for the Predecessor Hodges Blue Chip Equity Income Fund

Purchase and Sale of Fund Shares. You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Blue Chip Equity Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Blue Chip Equity Income Fund	Retail Class: $1,000	Retail Class: No minimum

Tax Information. The Blue Chip Equity Income Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Blue Chip Equity Income Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Blue Chip Equity Income Fund and its related companies may pay the intermediary for the sale of Blue Chip Equity Income Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Blue Chip Equity Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Hodges Fund

Investment Objective

The investment objective of the Hodges Fund is long-term capital appreciation.

Principal Investment Strategies

The Hodges Fund invests in common stocks of companies of any size market capitalization- small, medium or large. It will own large, well-established growth companies, as well as, smaller emerging growth companies. The Hodges Fund’s portfolio managers may invest in both growth and value companies. In selecting investments, the Adviser can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

From time to time, the Hodges Fund may engage in short sale transactions with respect to 10% of its net assets. The Hodges Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices. The Hodges Fund also may sell options and write “covered” put and call options. The Hodges Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Hodges Fund may also invest in the stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and traded on a domestic national securities exchange, including ADRs.

The Adviser’s investments are typically directed to three main sectors: (a) core-growth type companies, many of which are household names, providing a foundation for long-term growth; (b) momentum-growth holdings, which are companies and industries representing unusual market interest and appreciation potential; and (c) value or contrarian companies that are currently out-of-favor or undiscovered, but that the Adviser believes will be recovering or discovered.

The Adviser seeks to buy securities of companies that, in its opinion, are undervalued, reasonably priced and have the potential for continued consistent growth. The Adviser uses fundamental analysis of financial statements to select stocks of issuers that may have strong balance sheets, experienced management, above-average earnings growth potential and stocks that are attractively priced relative to their fundamental economic values.

The Adviser also may purchase securities of companies in particular market segments that are currently out-of-favor if, in the Adviser’s opinion, such securities have potential for recovery. This is often referred to as a “contrarian” approach to investing.

While economic forecasting and industry sector analysis play a part in the research effort, the Adviser’s stock selection process begins with an individual company. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser’s standards, the Adviser selects the securities of those companies that it believes have the potential for above average growth of earnings over an extended period of time. Under normal market conditions the Hodges Fund will typically invest in both growth and value stocks that are identified as having attractive upside potential relative to their underlying risk.

The Adviser will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular stock. The Hodges Fund’s portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

Hodges Small Cap Growth Fund

Investment Objective

The primary investment objective of the Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small cap companies. The Small Cap Growth Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. Companies whose capitalization rise above this level after purchase continue to be considered small cap companies for purposes of the 80% policy. New purchases of companies that once met the small cap definition and have since risen above that definition are not considered small cap companies for purposes of the 80% policy. From time to time, the Small Cap Growth Fund may engage in short sale transactions with respect to 10% of its net assets. The Small Cap Growth Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund also may sell options purchased and write “covered” put and call options. The Small Cap Growth Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Adviser seeks to buy securities of companies that it believes are undervalued, relative to their long-term earnings growth potential and/or offer above average growth prospects. The Small Cap Growth Fund’s investment style is flexible, and the Small Cap Growth Fund is not limited to investing in only value or growth stocks.

The Adviser selects investments using a “bottom-up” approach, which involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors and pricing power, as well as track record and management characteristics. The Adviser seeks to identify those companies who exhibit some or all of the following characteristics:

●	Consistent high levels of profitability;

●	Prospects for rapid growth of earnings per share;

●	Strong balance sheets;

●	Competitive advantages; and

●	Quality management teams that are aligned with shareholder interests.

The Small Cap Growth Fund may also invest up to 20% of its net assets in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including ETFs. Although most of the Small Cap Growth Fund’s securities will be domestic, it may also invest up to 25% of its net assets in the equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in ADRs, EDRs and GDRs consistent with the Small Cap Growth Fund’s investment objective. ADRs, EDRs and GDRs are stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange.

The Adviser considers selling a security in the Small Cap Growth Fund’s portfolio if the Adviser believes that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Small Cap Growth Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular security. The Small Growth Cap Fund’s portfolio turnover could exceed 100% in a given year. A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of March 31, 2025, 28% of the Small Cap Growth Fund’s net assets were invested in securities within the consumer cyclical sector.

Hodges Small Intrinsic Value Fund

Investment Objective

The investment objective of the Small Intrinsic Value Fund is long-term capital appreciation.

Principal Investment Strategies

The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies. The Small Intrinsic Value Fund will invest in companies where the Adviser believes their market prices do not reflect their true values. The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies listed in the Russell 2000® Value Index. Companies whose capitalization rise above this level after purchase continue to be considered small cap companies for purposes of the 80% policy. New purchases of companies that once met the small cap definition and have since risen above that definition are not considered small cap companies for purposes of the 80% policy.

The Small Intrinsic Value Fund’s investment style is to invest in companies who stock prices appear to be undervalued.

The Adviser selects investments using a “bottom-up” approach, which involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors and pricing power, as well as track record and management characteristics. The Small Intrinsic Value Fund invests in deep value situations that may sometimes require a longer time horizon. The Adviser seeks to identify those companies who exhibit some or all of the following characteristics:

●	High amount of intrinsic asset value;

●	Low price to book ratios;

●	Above average dividend yields;

●	Low price-to-earnings multiples; or

●	The potential for a turnaround in the underlying fundamentals.

The Small Intrinsic Value Fund may also invest up to 20% of its net assets in the stocks of micro, mid and large capitalization companies, U.S. government securities and other investment companies, including ETFs. Although most of the Small Intrinsic Value Fund’s securities will be domestic, it may also invest up to 25% of its net assets in the equity securities of foreign issuers, including those in emerging markets, which may include both direct investments and investments in U.S. dollar denominated foreign securities, and in ADRs, EDRs and GDRs consistent with the Fund’s investment objective. ADRs, EDRs and GDRs are stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange.

From time to time, the Small Intrinsic Value Fund may engage in short sale transactions with respect to 10% of its net assets. The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. From time to time, the Small Intrinsic Value Fund also may sell options purchased and write “covered” put and call options. The Small Intrinsic Value Fund may invest up to 10% of its net assets in securities futures and options.

The Adviser will consider selling a security in the Small Intrinsic Value Fund’s portfolio if the Adviser believes that security is no longer trading below its fair value or has reached its growth potential.

In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Adviser may take tax considerations into account in deciding whether or when to sell a particular security. The Small Intrinsic Value Fund’s portfolio turnover could exceed 100% in a given year. A high turnover could result in the realization and distribution of capital gains, as well as higher transaction costs. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

Hodges Blue Chip Equity Income Fund

Investment Objective

The primary investment objective of the Blue Chip Equity Income Fund is to generate income and long-term capital appreciation.

Principal Investment Strategies

The Adviser’s investment approach regarding the Blue Chip Equity Income Fund is to make strategic long-term investments in the common stocks of U.S. companies with large capitalizations as well as income producing equity securities. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. The Blue Chip Equity Income Fund’s primary investment strategy targets a flexible approach of both value and growth stocks that have above average investment merits as well as preferred and common stocks and various types of convertible debt securities that generate income. The Blue Chip Equity Income Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. From time to time, the Blue Chip Equity Income Fund may engage in short sale transactions with respect to 10% of its net assets. The Blue Chip Equity Income Fund also may sell options purchased and write “covered” put and call options. The Blue Chip Equity Income Fund is permitted to invest up to 10% of its net assets in securities futures and options.

Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities. The Blue Chip Equity Income Fund invests primarily in the stocks of large capitalization companies. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index. The Blue Chip Equity Income Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. In addition, the Fund may invest in U.S. government securities and money market funds.

The Blue Chip Equity Income Fund pursues a buy and hold strategy. The Blue Chip Equity Income Fund expects to issue dividends from net investment income, if any, on a quarterly basis. An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

Although not a principal investment strategy, the Blue Chip Equity Income Fund may also invest up to 25% of its net assets in stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs, and up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities.

The Adviser selects investments using a “bottom-up” approach, which is largely driven by internal research. Such an approach involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors, pricing power as well as the track record and character of management. Companies that the Adviser seeks to identify using its fundamental research process are most likely to exhibit the following characteristics:

●	Consistent high levels of profitability;

●	Ability to pay dividends and/or positive dividend coverage ratio;

●	The prospect for dividend growth;

●	The prospect for rapidly growing earnings per share;

●	Strong balance sheets;

●	Competitive advantages;

●	Profit visibility; and

●	Quality management teams that are aligned with shareholder interests.

The Adviser will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Adviser believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. The Adviser will also take tax considerations into account when making a sell decision. While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year. The Blue Chip Equity Fund may, from time to time, have significant exposure to one or more sectors of the market. As of March 31, 2025, 25.95% of the Blue Chip Equity Fund’s net assets were invested in securities within the information technology sector.

General Investment Policies of the Funds

Changes in Policies. The Small Cap Growth Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund will not change their investment policies of investing at least 80% of their net assets in companies suggested by the Funds’ names without first changing the respective Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Temporary or Cash Investments. Under normal market conditions, each Fund will invest according to its principal investment strategies described above. However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposits, bankers’ acceptances, time deposits, commercial paper, short-term notes or money market instruments in response to adverse market, economic or political conditions. As a result, a Fund may not achieve its investment objective to the extent that it makes such “defensive” investments. In the event that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Short Sales. The Funds may engage in short sale transactions where a Fund sells securities it does not own in anticipation of a decline in the value of securities. In a short sale transaction, a Fund makes delivery of a security that is “borrowed” from a broker. A Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The Funds may not engage in short sale transactions if, after effect is given to any given short sale, the total market value of all securities “sold short” exceeds 10% of the value of a Fund’s net assets.

Principal Risks of Investing in Funds

The principal risks of investing in the Funds that may adversely affect a Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.” The principal risks of investing in the Funds are discussed in more detail below in order of relevance to the Funds.

Equity Risk (All Funds). Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment options such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. A Fund’s shares and the total return on your investment may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Smaller Company Risk (All Funds, except for the Blue Chip Equity Income Fund). Investments in smaller companies may be speculative, more volatile and involve greater risk than customarily is associated with larger companies. Many small companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general. In addition, the Funds and other client accounts of the Adviser together may hold a significant percentage of a company’s outstanding shares. When making larger sales, a Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time. For these reasons, a Fund’s NAV may be volatile.

Large Company Risk (Hodges Fund and Blue Chip Equity Income Fund). Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investment Style Risk (All Funds). Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

Growth Risk (Small Cap Growth Fund). The Small Cap Fund may invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Small Cap Growth Fund’s return.

Sector-Focus Risk (All Funds). Each Fund may invest greater than 25% of its assets in one or more of the following sectors: basic materials, communications, consumer cyclical, consumer non-cyclical, energy, financial, industrial and technology. Investing a significant portion of a Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Consumer Cyclical Risk (Hodges Fund and Small Cap Growth Fund). The Hodges Fund and Small Cap Growth Fund each invests in the securities of companies in the consumer cyclical sector. Because companies in the consumer cyclical sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer cyclical products in the marketplace.

The remaining risks are considered “principal risks” of investing in the Funds, regardless of the order in which they appear.

Market Risk (All Funds). The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, war, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on the U.S. financial market. It is difficult to predict when similar events affecting the U.S. financial market may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Management Risk (All Funds). Management risk describes a Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.

Short Sales Risk (All Funds). Short sale strategies are riskier than “long” investment strategies. Short selling may harm a Fund’s investment performance if the Fund is required to close out a short position earlier than it had intended. This would occur if the lender required a Fund to deliver the securities it borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders. Furthermore, until a Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, a Fund will incur certain transaction fees associated with short selling. Short sale strategies are often characterized as a form of leveraging or as speculative. A Fund will incur a loss as a result of a short sale if the market range of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. There is no assurance that these strategies will protect against losses or perform better than non-speculative strategies. Each Fund uses short sales to protect against losses due to general movements in market prices; however, no assurance can be given that such strategies will be successful or that consistent absolute returns will be achieved.

Foreign Securities Risk (All Funds). Foreign investments, including ADRs and similar investments, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Based on the principal investment strategies of the Funds, it is not expected that the Funds will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can, and often do, perform differently from U.S. markets.

Depositary Receipts Risk (All Funds). Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures and Options (Derivatives) Risk (All Funds). Each Fund may invest up to 10% of its net assets in futures and options. The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks. Each Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools. The use of derivatives requires an understanding not only of the underlying instruments, but the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, lack of availability due to new and developing markets, the risk that the counterparty to an over-the-counter (“OTC”) contract will fail to perform its obligations, or the risks arising from margin requirements and factors associated with such transactions.

Portfolio Turnover Risk (All Funds, except for the Blue Chip Equity Income Fund). High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Each Fund may have a portfolio turnover rate in excess of 100%.

Debt Security Risk (Blue Chip Equity Income Fund). The prices of debt securities generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a debt security, the more a change in interest rates affects the security’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. Other types of securities also may be adversely affected from an increase in interest rates. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities. Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Convertible Security Risk (Blue Chip Equity Income Fund). As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Currency Risk (All Funds, except for the Hodges Fund and Blue Chip Equity Income Fund). Investment in non-U.S. denominated securities involves increased risks due to fluctuations in exchange rates between the Fund’s base currency and the local currency of the investment. Due to currency fluctuations, there is more risk than an indirect investment in an equivalent security.

Preferred Stock Risk (Blue Chip Equity Income Fund and Small Intrinsic Value Fund). Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

Risks of Companies in “Special Situations” (Hodges Fund). The Hodges Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (1) significant changes in industry structure through regulatory developments or shifts in competition; (2) a new or improved product, service, operation, or technological advance; (3) changes in senior management or other extraordinary corporate event; (4) differences in market supply of and demand for the security; or (5) significant changes in cost structure. The Fund’s performance could suffer from the Fund’s investments in “special situations.”

Emerging Markets Risk (All Funds). Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Investment Company and Exchange-Traded Fund Risk (Small Cap Growth Fund and Small Intrinsic Value Fund). Investments in other investment companies, including ETFs (which may, in turn, invest in stocks, bonds, and/or other financial vehicles), involve substantially the same risks as investing directly in the instruments held by these entities. However, the investment may involve duplication of certain fees and expenses. By investing in an investment company or ETF, a Fund becomes a shareholder of that fund. As a result, Fund shareholders indirectly bear their proportionate share of the investment company’s or ETF’s fees and expenses which are paid by a Fund as a shareholder of the fund. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with a Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, a Fund’s investment in the fund may adversely affect the Fund’s performance. To the extent that a Fund invests in ETF’s, it is subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to its NAV. Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an underlying ETF for less than the shares’ NAV. Further, an ETF’s shares may be delisted from the securities exchange on which they trade. ETFs are also subject to the risks of the underlying securities or sectors in which they invest. The price movement of an index-based ETF may not track the underlying index and may result in a loss.

Portfolio Holdings Information

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.hodgescapital.com/mutual-funds.

Management of the Funds

The Adviser

The Trust, on behalf of each of the Funds, has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Hodges Capital Management, Inc., 2905 Maple Avenue, Dallas, Texas 75201, under which the Adviser manages each Fund’s investments and business affairs subject to the supervision of the Board. The Adviser has been providing investment advisory services since 1990. The Adviser buys and sells securities for the Funds. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. As of March 31, 2025, the Adviser had approximately $1.05 billion in assets under management. Under the Advisory Agreement, the Adviser is entitled to receive a monthly management fee for its investment advisory services with respect to each Fund as shown in the table below. The fee is calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. As further described below, each Fund is subject to an Expense Cap. For the fiscal year ended March 31, 2025, the Adviser was effectively paid by each Predecessor Fund, net of any waivers, the amounts shown in the table below:

Fund	Management Fee	Management Fee Paid After Fee Waiver, Recapture and/or Expense Reimbursement
Hodges Fund	0.85%	0.80%
Small Cap Growth Fund	0.85%	0.85%*
Small Intrinsic Value Fund	0.85%	0.67%
Blue Chip Equity Income Fund	0.65%	0.63%

*	This amount represents fees recaptured by the Adviser that are related to previously waived expenses.

The Adviser typically executes a substantial portion of each Fund’s securities transactions through First Dallas Securities, Inc. (“First Dallas”), an affiliate of the Adviser. All such transactions are subject to the requirement that the Adviser seek best execution for all portfolio transactions. See “Execution of Portfolio Transactions” in the SAI.

Fund Expenses. The Funds are responsible for their own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses)) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Hodges Fund	0.93%
Small Cap Growth Fund	0.99% (Class I) 0.99% (Class R) 0.99% (Class A)
Small Intrinsic Value Fund	1.01% (Retail Class) 0.98% (Institutional Class)
Blue Chip Equity Income Fund	1.05%

The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, if requested by the Adviser, and the Board approves such reimbursement subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation for the Fund in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees. The current Expense Cap for each Fund is effective through July 31, 2027, subject thereafter to annual re-approval of the agreement by the Board of Trustees. From September 1, 2020, to August 31, 2021, the Adviser had contractually agreed to lower its management fee from 0.85% to 0.82% of the Fund’s average daily net assets for a one-year period for the Predecessor Hodges Fund and Predecessor Hodges Small Cap Growth Fund. The Adviser has waived its right to receive reimbursement of the portion of its management fees waived pursuant to that temporary advisory fee waiver agreement.

A discussion regarding the basis for the Board of Trustee’s approval of the Advisory Agreement with the Adviser is available in the semi-annual report to shareholders dated September 30, 2023.

Portfolio Managers

Messrs. Craig D. Hodges and Eric J. Marshall are co-portfolio managers of the investment portfolio for the Hodges Fund. Messrs. Craig D. Hodges, Eric J. Marshall and Gary M. Bradshaw are co-portfolio managers of the investment portfolio for the Small Cap Growth Fund. Messrs. Craig D. Hodges and Gary M. Bradshaw are co-portfolio managers of the investment portfolio for the Blue Chip Equity Income Fund. The Small Intrinsic Value Fund is a team-managed portfolio led by Eric J. Marshall, CFA and includes Messrs. Chris Terry, CFA and Derek Maupin as co-portfolio managers. Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.

Craig D. Hodges has been a portfolio manager with the Adviser since 1999, where he has managed individual and institutional investment portfolios. He has 38 years of experience in the investment industry and is Chief Investment Officer and Chief Executive Officer of the Adviser, and Chairman of the Board of Directors of the Advisor’s Parent Company, Hodges Capital Holdings, Inc. Craig majored in finance and marketing, receiving a bachelor’s degree from Baylor University in 1986.

Eric J. Marshall, CFA, joined the Adviser in 1997 and currently serves as President and Director of Research. Eric manages a number of investment portfolios and has 27 years of experience in researching small cap stocks. He serves on the Board of Directors of the Adviser’s parent company, Hodges Capital Holdings, Inc. Eric holds a BA in Finance from West Texas A&M University.

Gary M. Bradshaw has been a portfolio manager with the Adviser since 2001, has 39 years of experience in the investment industry and serves as Senior Vice President. He serves on the Board of Directors of the Adviser’s parent company, Hodges Capital Holdings, Inc. Gary earned his MBA from East Texas State University and his BS from Virginia Tech.

Chris R. Terry, CFA, joined the Adviser in 2002 and currently serves as a Vice President and Portfolio Manager/Analyst. Chris earned a BA in Economics from the University of Dallas and was awarded the Chartered Financial Analyst (CFA) designation in 2009 and the Certificate in Investment Performance Measurement (CIPM) designation in 2019. Chris is also a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

Derek R. Maupin joined the Adviser in 2009 and currently serves as a Vice President and Portfolio Manager/Analyst. Prior to joining the Adviser, he served as a registered representative/investment advisor with Edward D. Jones from 2007-2009. He serves on the Board of Directors of the Adviser’s parent company. Derek earned a BBA and an MBA from West Texas A&M University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

Shareholder Information

Share Price

Shares of the Funds are sold at net asset value (“NAV”). The NAV of the Funds is determined at close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities listed on an exchange are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee

(the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is, subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to oversee the Valuation Designee’s fair value determinations effectively. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds may use independent pricing services to assist in calculating the value of the Fund’s securities.

In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest directly or indirectly through underlying ETFs in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund or underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Funds values foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price their shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Choosing a Share Class

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares. Currently, the Hodges Fund and Blue Chip Equity Income Fund offer a single class of shares —Retail Class shares. The Small Cap Growth Fund offers three classes of shares – Class A shares, Retail Class shares and Institutional Class shares. The Small Intrinsic Value Fund currently offers two classes of shares – Retail Class shares and Institutional Class shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below: Not all share classes may be available for purchase in all states.

●	Retail Class shares of the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund and Blue Chip Equity Income Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Retail Class shares require a minimum initial investment of $1,000. Investor Class shares are charged a 0.25% Rule 12b-1 distribution and servicing fee.

●	Institutional Class shares of the Small Cap Growth Fund and Small Intrinsic Value Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Small Cap Growth Fund. Institutional Class shares require a minimum initial investment of $1,000,000.

●	Class A shares of the Small Cap Growth Fund are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.

Class A Sales Charges

The Class A shares sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Small Cap Growth Fund reserves the right to waive sales charges at its discretion. The following sales charges apply to your purchases of Class A shares of the Small Cap Growth Fund:

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	1.00%	1.01%	1.00%

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Class A Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Small Cap Growth Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Small Cap Growth Fund, with a minimum of $100,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Small Cap Growth Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Small Cap Growth Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Small Cap Growth Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Small Cap Growth Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

●	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);

●	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

●	Shares held directly in the Small Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Waiving Your Class A Sales Charge

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

●	Current and retired directors and officers of the Small Cap Growth Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

●	Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Small Cap Growth Fund’s shares and their immediate families.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●	Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

●	Institutional investors (which may include bank trust departments and registered investment advisers).

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

●	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Small Cap Growth Fund are part of an omnibus account. A minimum initial investment of $1 million in the Small Cap Growth Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

The Small Cap Growth Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

The Small Cap Growth Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Small Cap Growth Fund shares included in other investment plans such as “wrap accounts.” If you own Small Cap Growth Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Small Cap Growth Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges). Such intermediary-specific sales charge variations are described in Appendix A to this Prospectus, entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.” Appendix A is incorporated herein by reference (is legally a part of this Prospectus).

In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders may have to purchase Fund shares through another intermediary to receive these waivers or discounts.

Further information regarding the Small Cap Growth Fund’s sales charges, breakpoints and waivers is available free of charge on the Small Cap Growth Fund’s website: www.hodgescapital.com/mutual-funds. Click on “Breakpoints and Sales Loads.”

More information about each share class is contained in the table below:

Description of Classes
	Retail Class	Institutional Class	Class A
Minimum Initial Investment	Hodges Fund (HDPMX) - $1,000	N/A
	Small Cap Growth Fund (HDPSX) - $1,000	(HDSIX) $1,000,000	(HDSAX) $1,000
	Small Intrinsic Value Fund (HDSVX) - $1,000	(HSVIX) $1,000,000
	Blue Chip Equity Income Fund (HDPBX) - $1,000	N/A
Subsequent Minimum Investment	All Funds - No minimum	No minimum	No minimum

Description of Classes
	Retail Class	Institutional Class	Class A
Waiver/Reduction of Investment Minimum	None

Although not limited to the list below, the Adviser (or in certain cases, Trust Officers) may waive or reduce the initial minimum investment in any of following circumstances:

●  Wrap accounts;

●  Retirement, defined benefit and pension plans;

●  Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;

●  Institutional clients of the Adviser;

●  Trustees and Officers of the
Trust; and

●  Employees of the Adviser and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minors Act accounts naming qualifying persons).

None
Fees	All Funds - Redemption/Exchange Fees as a percentage of amount redeemed/exchanged within 30 days of purchase apply. ● 12b-1 fee of 0.25%	Redemption/Exchange Fees as a percentage of amount redeemed/exchanged within 60 days of purchase apply.	Redemption/Exchange Fees as a percentage of amount redeemed/exchanged within 30 days of purchase apply. 12b-1 fee of 0.25%

Description of Classes
	Retail Class	Institutional Class	Class A
Conversion Feature

Subject to the Adviser’s approval (or in certain cases, Trust Officers), if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees. To inquire about converting your Retail Class shares to Institutional Class shares, please call 1-866-811-0224.

		Not Applicable.	Subject to the Adviser’s approval (or in certain cases, Trust Officers), if investors currently holding Class A shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees. To inquire about converting your Class A shares to Institutional Class shares, please call 1-866-811-0224.
Eligible Investors	Includes accounts maintained through Financial Intermediaries.

Designed for proprietary accounts of institutions. Such institutions include:

●  financial institutions,

●  pension plans,

●  retirement accounts,

●  qualified plans,

●  corporations, trusts, estates, religious and
charitable organizations.

How to Purchase Shares

Purchase by Mail. To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Hodges Fund,” “Hodges Small Cap Growth Fund,” “Hodges Small Intrinsic Value Fund” or “Hodges Blue Chip Equity Income Fund” and mail to the applicable Fund:

via Regular mail:	via Overnight mail:
Hodges Funds	Hodges Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Dr., Suite 450
Cincinnati, Ohio 45246	Cincinnati, OH 45246

Purchase through Brokers. You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Broker-dealers may charge commissions on brokerage transactions in Clean Shares, which are shares purchased at net asset value without any sales load and 12b-1 distribution/service fees.

Purchase by Wire. If you wish to wire money to make an investment in a Fund, please call the Fund at 1-866-811-0224 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automated Clearing House (ACH) Purchase. Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

Automatic Investment Plan. Investors may purchase shares of a Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Funds’ transfer agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its transfer agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Funds reserve the right to suspend or discontinue the AIP at any time. Please contact the Funds at 1-866-811-0224 for more information about the Funds’ Automatic Investment Plan.

The Funds, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Hodges Fund,” “Hodges Small Cap Growth Fund,” “Hodges Small Intrinsic Value Fund” or “Hodges Blue Chip Equity Income Fund.” The Funds will not accept payment in cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a 15-business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

Note: Ultimus Fund Solutions, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check or electronic payment returned to the transfer agent for insufficient funds.

Purchase Requests in Good Order. A purchase request will be considered to be in “good order” only if it includes all of the following:

●	A completed and signed account application (for new accounts).

●	The exact dollar amount of the investment.

●	For existing accounts, the account number and the name(s) exactly as registered on the account.

●	Payment in U.S. dollars, payable to the Fund.

●	Any documentation reasonably required by the Fund or its transfer agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its transfer agent are not responsible for delays or losses due to requests that are not received in good order.

Verification of Shareholder Transaction Statements. You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist a Fund in verifying your identity. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

●	full name;

●	date of birth (individuals only);

●	Social Security or taxpayer identification number; and

●	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by a Fund within a reasonable time of the request or if a Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-866-811-0224.

Special Instructions for Institutional Class Shares. The Small Cap Growth Fund and Small Intrinsic Value Fund offer Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through Financial Intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary. Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum. Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales. Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-866-811-0224, or follow the instructions below under “By Mail,” “By Telephone” and “By Wire.”

How to Redeem Shares

The Funds typically expect that it will take up to 7 days following the receipt of your redemption request to pay out redemptions from cash, cash equivalents, proceeds from the sale of the applicable Fund shares, any line of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to the applicable Fund:

via Regular mail:	via Overnight mail:
Hodges Funds	Hodges Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246	Cincinnati, OH 45246

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-866-811-0224. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of a Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Systematic Withdrawal Plan: Shareholders may elect to participate in a Systematic Withdrawal Plan (“SWP”) to have a specified amount withdrawn from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder. To establish an SWP, please complete the appropriate form or contact the Funds at 1-866-811-0224.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of a Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by a Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and securities redeemed in-kind remain at the risk of the market until they are sold and the shareholder will bear market risk until the securities are converted to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Redemption Requests in Good Order: A redemption request will be considered to be in “good order” only if it includes all of the following:

●	The name of the Fund and the account number

●	The exact dollar amount or number of shares to be redeemed

●	The name(s) of the registered account owner(s), exactly as they appear on the account

●	Signature(s) of all registered owner(s)

●	Any required signature guarantee or medallion signature guarantee, if applicable

●	Any documentation reasonably required by the Fund or its transfer agent to verify the identity or authority of the person(s) requesting the redemption

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its transfer agent are not responsible for processing delays or losses resulting from requests not received in good order.

Medallion Signature Guarantee Requirements: To protect shareholders and the Fund against potential fraud, a signature guarantee — specifically a Medallion Signature Guarantee (“MSG”) — may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its transfer agent may require a Medallion Signature Guarantee in the following situations:

●	The redemption amount exceeds $100,000;

●	The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

●	The redemption proceeds are made payable to someone other than the registered account owner;

●	The proceeds are directed to a financial institution account not held in the shareholder’s name;

●	The account registration or ownership is being changed;

●	Redemption instructions are submitted by mail with alternate delivery instructions or special processing;

●	Any other situation where the Fund or its transfer agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STAMP, SEMP, or MSP). These typically include commercial banks, savings associations, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s transfer agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Funds’ Transfer Agent reserves the right to reject any signature guarantee.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: A Fund may redeem the shares in your account if the value of your account for Retail Class Shares or Class A Shares is less than $250 as a result of redemptions you have made. A Fund may redeem the shares in your account if the value of your account for Institutional Class Shares is less than $100,000 for the Fund as a result of redemptions you have made. You will be notified that the value of your account is less than the amount mentioned above before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $250 for Retail Class Shares or Class A Shares or $100,000 for Institutional Class Shares, before a Fund takes any action.

Lost Shareholders, Inactive Accounts and Unclaimed Property: Certain states have unclaimed property laws that may require the Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Householding: To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.

Redemption Fee

Each Fund will deduct a 1.00% redemption fee on the redemption amount if you sell your Retail Class shares less than 30 days or if you sell your Institutional Class shares less than 60 days after purchase or shares held less than 30 or 60 days are redeemed for failure to maintain a Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or 60 days or more are not subject to the 1.00% fee.

Redemption fees are paid to a Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

●	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

●	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

●	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

●	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; and

●	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

●	Redemptions of Fund Shares for required minimum distributions

●	Redemptions of Fund shares through a Systematic Withdrawal Plan

Each Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Exchange Privilege

You may exchange Retail Class shares of a Fund for the same class of shares of another Hodges Fund. The amount of the exchange must be equal to or greater than the required minimum initial investment of the other Fund, as stated in the Prospectus. You may realize either a gain or loss on those shares and will be responsible for paying any applicable taxes. If you exchange shares through a broker, the broker may charge you a transaction fee. Also, if you hold a Fund through a financial intermediary, this privilege may be limited by the intermediary. You may exchange shares by sending a written request to the Fund or by telephone. Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account. In order to limit expenses, the Fund reserves the right to limit the total number of exchanges you can make in any year. There are no sales charges for exchanges of Retail Class shares or Class A shares.

Tools to Combat Frequent Transactions

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;”

●	Rejecting or limiting specific purchase requests; and

●	Charging a 1.00% redemption charge if shares are held less than 30 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, a Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading. Each Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, and serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution and Shareholder Servicing (12b-1) Plans

Each Fund’s Retail Class shares and Class A shares of the Small Cap Growth Fund have adopted a Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of a Fund’s shares and services it provides to shareholders. For Retail Class Shares, the Hodges Fund and the Small Cap Growth Fund each have a “reimbursement plan” which means that each Fund’s Plan may make payments of up to 0.25% of the Fund’s average daily net assets as reimbursement for expenses incurred, while The Small Intrinsic Value Fund and the Blue Chip Equity Fund each have a “compensation plan” which means that each Fund’s Plan may make payments of 0.25% of the Fund’s average daily net assets regardless of the distribution expenses incurred. For Class A Shares, the Small Cap Growth Fund has a “compensation plan.” The Board has authorized each Fund to pay First Dallas Securities, Inc., an affiliate of the Adviser, a portion of the 0.25% Rule 12b-1 fee for the services it provides to shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in a Fund’s shares and may cost you more than paying other types of sales charges.

In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Additional Compensation to Financial Intermediaries

The Adviser or distributor, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of a Fund, including affiliates of the Adviser. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by a Fund. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders. The Adviser or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Tax Status, Small Caps and Distributions

Net investment income generally consists of interest income and dividends received on investments, less expenses. For the Blue Chip Equity Income Fund, dividends from net investment income, if any, are issued quarterly. For all other Funds, dividends from net investment income, if any, are generally made at least annually. For all Funds, capital gain distributions from net profits from the sale of securities are generally made at least annually.

Each Fund typically distributes any undistributed net investment income, if any, in December. Capital gains distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

All distributions will be reinvested in a Fund’s shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest dividends in additional fund shares, while receiving capital gain distributions in cash. Reinvestment of distributions does not avoid or defer taxable income to you. If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at a Fund’s then current NAV and to reinvest all subsequent distributions. If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date for the distribution.

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI. Each Fund intends to operate in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

Each Fund intends to make distributions of ordinary income and capital gains. In general, a Fund’s distributions are taxable to you, as either ordinary income or capital gain (unless your investment is through a qualified retirement plan). Dividends are taxable to you as ordinary income or, in certain cases, for non-corporate shareholders, as qualified dividend income, which is taxed at long-term capital gain rates. A Fund’s distributions of short-term capital gains are also taxable to you as ordinary income. A Fund’s distributions of its long-term capital gains are taxable to you as long-term capital gains. The rate you pay on capital gains will depend on how long a Fund held the securities that generated the gains, not how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for a Fund, to the extent that the Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.

Distributions and dividends declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Sale of your Fund shares is generally considered a taxable event for you. Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Sales of Fund shares held in IRA, 401(k) or certain other tax-deferred accounts may not be a taxable event. Depending on the purchase and sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, a Fund must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs a Fund to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on net investment income, which includes dividends and capital gains from a Fund.

Additional information concerning the taxation of a Fund and its shareholders is contained in the Funds’ Statement of Additional Information. You are urged to consult your own tax advisor regarding the federal, state, local or foreign tax consequences of an investment in a Fund based on your individual circumstances.

Financial Highlights

The financial highlights table below is intended to help you understand the financial performance of the Funds for five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). As of the close of business on September 22, 2023, pursuant to a reorganization, the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund and Blue Chip Equity Income Fund acquired all assets and assumed all liabilities of the Predecessor Hodges Fund, Predecessor Small Cap Fund, Predecessor Small Intrinsic Value Fund and Predecessor Blue Chip Equity Income Fund, respectively. Upon completion of the reorganization, each Fund’s shares assumed the performance, financial, and other historical information of those of the applicable Predecessor Fund.

The information in the following tables has been derived from each Fund’s financial statements which have been audited by Tait, Weller & Baker LLP,, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report which is available upon request, and each Fund’s unaudited financial statements for the six month period ended January 31, 2025, which is included in each Fund’s Semi-Annual Report which is also available upon request.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

		Hodges Fund - Retail Shares

	For the
	Six Months Ended
	September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024		2023	2022	2021
Net Asset Value - Beginning of Year	$63.89	$68.06	$51.37		$58.91	$57.39	$20.36
Investment operations:
Net investment loss[1]	(0.19)	(0.25)	(0.36)		(0.14)	(0.46)	(0.31)
Net realized and unrealized gain/(loss) on investments	19.88	(0.29)	17.49		(7.17)	1.98	37.34
Total from investment operations	19.69	(0.54)	17.13		(7.31)	1.52	37.03

Distributions to shareholders:
From net realized gain on investments	—	(3.64)	(0.44)		(0.23)	—	—
Total distributions to shareholders	—	(3.64)	(0.44)		(0.23)	—	—

Paid in capital from redemption fees[2]	0.00 [2]	0.01	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]

Net Asset Value – End of Year	$83.58	$63.89	$68.06		$51.37	$58.91	$57.39

Total return	30.82% [5]	(1.58)%	33.50	% [3]	(12.44)%	2.70%	181.74%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	1.23%	1.32%		1.37%	1.35%	1.40%
After fees waived and expenses absorbed[4]	1.18%	1.18%	1.18%		1.18%	1.17%	1.16%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.75)%	(0.41)%	(0.78)%		(0.48)%	(0.93)%	(1.03)%
After fees waived and expenses absorbed[4]	(0.50)%	(0.37)%	(0.64)%		(0.29)%	(0.76)%	(0.79)%
Portfolio turnover rate	39%	94%	103%		74%	96%	220%
Net Assets at end of year (millions)	229.8	$172.3	$186.5		$150.9	$186.4	$210.7

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

HODGES MUTUAL FUNDS FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

Small Cap Growth Fund – Class A Shares

For the
Period Ended
September 30, 2025[1]
Net Asset Value - Beginning of Period	$20.15
Investment operations:
Net investment income[1]	0.04
Net realized and unrealized loss on investments	1.59
Total from investment operations	1.63

Net Asset Value - End of Period	$21.78

Total return[2]	8.09%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.55%
After fees waived and expenses absorbed[3]	1.34%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed[3]	(0.54)%
After fees waived and expenses absorbed[5]	(0.34)%
Portfolio turnover rate[1]	25%
Net Assets at end of period (000’s omitted)	27

(1)	The Small Cap Growth Fund Class A commenced investment operations on July 29, 2025.

(2)	Not annualized.

(3)	Annualized.

HODGES MUTUAL FUNDS FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

		Small Cap Growth Fund - Retail Shares

	For the
	Six Months Ended
	September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$18.41	$22.13	$19.15	$21.35	$25.28	$10.10
Investment operations:
Net investment loss[1]	(0.03)	(0.04)	(0.11)	(0.01)	(0.15)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.39	(0.54)	4.09	(1.01)	0.56	15.31
Total from investment operations	3.36	(0.58)	3.98	(1.02)	0.41	15.18

Distributions to shareholders:
From net realized gain on investments	—	(3.14)	(1.00)	(1.18)	(4.34)	—
Total distributions to shareholders	—	(3.14)	(1.00)	(1.18)	(4.34)	—

Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$21.77	$18.41	$22.13	$19.15	$21.35	$25.28

Total return	18.25%	(5.08)%	21.80%	(4.68)%	1.12%	150.30%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%	1.29%	1.36%	1.40%	1.38%	1.40%
After fees waived and expenses absorbed[3]	1.34%	1.29%	1.36%	1.40%	1.36%	1.35%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.54)% [6]	(0.20)%	(0.54)%	(0.04)%	(0.62)%	(0.83)%
After fees waived and expenses absorbed[3]	(0.34)% [6]	(0.20)%	(0.54)%	(0.04)%	(0.60)%	(0.78)%
Portfolio turnover rate	25% [5]	60%	62%	69%	67%	124%
Net Assets at end of year (millions)	126.9	$117.3	$146.0	$139.4	$161.1	$183.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

HODGES MUTUAL FUNDS FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

			Small Cap Growth Fund – Retail Shares

	For the
	Six Months Ended
	September 30, 2025		For the years ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$18.41		$22.13	$19.15	$21.35	$25.28	$10.10
Investment operations:
Net investment loss[1]	(0.03)		(0.04)	(0.11)	(0.01)	(0.15)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.39		(0.54)	4.09	(1.01)	0.56	15.31
Total from investment operations	3.36		(0.58)	3.98	(1.02)	0.41	15.18

Distributions to shareholders:
From net realized gain on investments	—		(3.14)	(1.00)	(1.18)	(4.34)	—
Total distributions to shareholders	—		(3.14)	(1.00)	(1.18)	(4.34)	—

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value – End of Year	$21.77		$18.41	$22.13	$19.15	$21.35	$25.28

Total return	18.25% [3,5]		(5.08)%	21.80%	(4.68)%	1.12%	150.30%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.55	% [6]	1.29%	1.36%	1.40%	1.38%	1.40%
After fees waived and expenses absorbed[4]	1.34	% [6]	1.29%	1.36%	1.40%	1.36%	1.35%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.54	)% [6]	(0.20)%	(0.54)%	(0.04)%	(0.62)%	(0.83)%
After fees waived and expenses absorbed[4]	(0.34	)% [6]	(0.20)%	(0.54)%	(0.04)%	(0.60)%	(0.78)%
Portfolio turnover rate	25	% [5]	60%	62%	69%	67%	124%
Net Assets at end of year (millions)	$126.9		$117.3	$146.0	$139.4	$161.1	$183.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

		Small Cap Growth Fund - Institutional Shares

	For the
	Six Months Ended
	September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024		2023	2022	2021
Net Asset Value - Beginning of Year	$20.03	$23.77	$20.45		$22.66	$26.51	$10.56
Investment operations:
Net investment income/(loss)[1]	(0.01)	0.01	(0.06)		0.05	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	3.70	(0.61)	4.38		(1.08)	0.58	16.04
Total from investment operations	3.69	(0.60)	4.32		(1.03)	0.49	15.95

Distributions to shareholders:
From net realized gain on investments	—	(3.14)	(1.00)		(1.18)	(4.34)	—
Total distributions to shareholders	—	(3.14)	(1.00)		(1.18)	(4.34)	—

Paid in capital from redemption fees[2]	—	0.00	0.00		0.00	0.00	0.00

Net Asset Value - End of Year	$23.72	$20.03	$23.77		$20.45	$22.66	$26.51

Total return	18.42%	(4.81)% [3]	22.08	% [3]	(4.40)%	1.34%	151.14%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.30% [6]	1.04%	1.11%		1.15%	1.12%	1.15%
After fees waived and expenses absorbed[4]	1.09% [6]	1.04%	1.11%		1.15%	1.11%	1.10%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.29)%	0.05%	(0.29)%		0.22%	(0.36)%	(0.58)%
After fees waived and expenses absorbed[4]	(0.09)%	0.05%	(0.29)%		0.22%	(0.35)%	(0.53)%
Portfolio turnover rate	25%	60%	62%		69%	67%	124%
Net Assets at end of year (millions)	$38.7	$34.8	$42.0		$38.1	$46.8	$53.8

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

HODGES MUTUAL FUNDS FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

			Small Intrinsic Value Fund - Retail Shares

	For the
	Six Months Ended
	September 30, 2025		For the years ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$16.54		$20.13	$16.79	$18.37	$17.34	$6.84
Investment operations:
Net investment income/(loss)[1]	(0.01)		0.02	(0.04)	0.13	0.02	(0.06)
Net realized and unrealized gain/(loss) on investments	2.34		(3.01)	3.40	(1.24)	2.15	10.56
Total from investment operations	2.33		(2.99)	3.36	(1.11)	2.17	10.50

Distributions to shareholders:
From net investment income	—		(0.02)	(0.01)	(0.11)	(0.01)	—
From net realized gain on investments	—		(0.58)	(0.01)	(0.36)	(1.13)	—
Total distributions to shareholders			(0.60)	(0.02)	(0.47)	(1.14)	—

Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year	$18.87		$16.54	$20.13	$16.79	$18.37	$17.34

Total return	14.09%		(15.41)%	19.97%	(5.92)%	12.56%	153.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.77	% [3]	1.46%	1.62%	1.78%	2.05%	2.48%
After fees waived and expenses absorbed	1.28	% [4]	1.28%	1.29%	1.29%	1.29%	1.29%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.57	)% [4]	(0.07)%	(0.54)%	0.24%	(0.67)%	(1.73)%
After fees waived and expenses absorbed	(0.08	)% [4]	0.12%	(0.21)%	0.73%	0.09%	(0.54)%
Portfolio turnover rate	33%		49%	44%	56%	62%	136%
Net Assets at end of year (millions)	$54.3		$53.5	$63.1	$38.4	$17.6	$16.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Not annualized.

4	Annualized.

5	Annualized.

HODGES MUTUAL FUNDS FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period.

	Small Intrinsic Value Fund - Institutional Shares

	For the Six Months Ended September 30, 2025[1]	For the Period* Ended March 31, 2025[1]
Net Asset Value - Beginning of Period
Investment operations:	$16.53	$20.13
Net investment income[2]	0.02	0.05
Net realized and unrealized loss on investments	2.35	(3.00)
Total from investment operations	2.37	(2.95)

Distributions to shareholders:
From net investment income	—	(0.07)
From net realized gain on investments	—	(0.58)
Total distributions to shareholders	—	(0.65)

Paid in capital from redemption fees[3]	0.00	0.00

Net Asset Value - End of Period	$18.90	$16.53

Total return[4]	14.34%	(15.26)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.51%	1.24%
After fees waived and expenses absorbed[5]	0.98%	0.98%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed[5]	(0.31)%	0.13%
After fees waived and expenses absorbed[5]	0.22%	0.40%
Portfolio turnover rate[4]	33%	49%
Net Assets at end of period (000’s omitted)	$1.3	$830 [5]

(1)	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

(2)	Calculated using the average shares method.

(3)	Represents less than $0.005.

(4)	Not annualized.

(5)	Annualized.

Appendix A to the Prospectus - Intermediary Sales Charge Discounts, Waivers and Other Information

Appendix A contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary. Appendix A is incorporated herein by reference (is legally a part of this Prospectus).

Raymond James

Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

●	Breakpoints as described in this Prospectus.

●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Investment Adviser
Hodges Capital Management, Inc.
2905 Maple Avenue
Dallas, TX 75201
1-888-878-4426
www.hodgescapital.com

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place 50 S. 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
U.S. Bank, National Association
1555 North River Center Drive
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC

225 Pictoria Dr., Suite 450
Cincinnati, OH 45246

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Hodges Fund
Hodges Small Cap Growth Fund
Hodges Small Intrinsic Value Fund
Hodges Blue Chip Equity Income Fund
each a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Funds in the following:

Statement of Additional Information (“SAI”): The Funds’ SAI provides additional information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: The Fund’s Annual and Semi-Annual Shareholder Reports and Form N-CSR include additional information about the Funds’ investments. The Annual Shareholder Report also includes a discussion by the Adviser of market conditions and investment strategies that materially affected the Funds’ performance during the reporting period. The Form N-CSR includes the Funds’ annual and semi-annual financial statements, as well as the report of the  Funds’ independent registered public accounting firm in the annual financial statements.

You can get free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Hodges Mutual Funds
c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr., Suite 450
Cincinnati, OH 45246

1-866-811-0224
www.hodgescapital.com/mutual-funds

Shareholder Reports and other information about the Funds are also available:

●	Free of charge from the Funds’ website at www.hodgescapital.com/mutual-funds.

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

●	For a fee, by e-mail request to publicinfo@sec.gov.

Mutual fund investing involves risk. Principal loss is possible.

Distributed by Northern Lights Distributors, LLC.

(The Trust’s SEC Investment Company Act file number is 811-25549.)

Statement of Additional Information

Dated: January 30, 2026

Hodges Fund

Retail Class (Symbol: HDPMX)

Hodges Small Cap Growth Fund

Retail Class Shares (Symbol: HDPSX)

Institutional Class Shares (Symbol: HDSIX)

Class A Shares (Symbol: HDSAX)

Hodges Small Intrinsic Value Fund

Retail Class Shares (Symbol: HDSVX)

Institutional Class Shares (Symbol: HSVIX)

Hodges Blue Chip Equity Income Fund

Retail Class Shares (Symbol: HDPBX)

This Statement of Additional Information (“SAI”) provides general information about the Hodges Fund, the Hodges Small Cap Growth Fund (formerly the Hodges Small Cap Fund), the Hodges Small Intrinsic Value Fund, and the Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively, the “Funds”), each a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated January 30, 2026 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. The annual report of the Funds for the fiscal year ended March 31, 2025, is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein, and the semi-annual report of the Funds for the semi-annual period ended September 30, 2025, and each Fund’s unaudited financial statements appearing therein, are incorporated by reference into this SAI. To obtain a copy of the Prospectus free of charge, please write or call the Funds at the address or telephone number below:

Hodges Fund

Hodges Small Cap Growth Fund

Hodges Small Intrinsic Value Fund

Hodges Blue Chip Equity Income Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1-866-811-0224

TABLE OF CONTENTS

THE TRUST	1
THE TRUST’S AGREEMENT AND DECLARATION OF TRUST – GENERAL	1
THE TRUST’S AGREEMENT AND DECLARATION OF TRUST – SHAREHOLDER DERIVATIVE ACTIONS	1
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS	1
FUNDAMENTAL INVESTMENT LIMITATIONS	11
MANAGEMENT OF THE FUNDS	14
Board of Trustees	14
Board Leadership Structure	14
Trustees and Officers	15
Board Committees	16
Trustee Compensation	16
Control Persons and Principal Shareholders	18
Investment Adviser	20
Portfolio Managers	22
OTHER SERVICE PROVIDERS	25
DISTRIBUTION OF FUND SHARES	28
12B-1 DISTRIBUTION PLAN	29
SUB-ACCOUNTING SERVICE FEES	30
MARKETING AND SUPPORT PAYMENTS	30
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	31
PORTFOLIO TURNOVER	33
CODE OF ETHICS	33
PROXY VOTING PROCEDURES	33
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	33
PORTFOLIO HOLDINGS INFORMATION	34
DETERMINATION OF NET ASSET VALUE	35
FINANCIAL STATEMENTS	41
APPENDIX “A” RATINGS DEFINITIONS	42
APPENDIX “B” PROXY VOTING POLICY	53

The Trust

The Hodges Fund (“Hodges Fund”), Hodges Small Cap Growth Fund formerly the Hodges Small Cap Fund (“Small Cap Growth Fund”), Hodges Small Intrinsic Value Fund (“Small Intrinsic Value Fund”) and Hodges Blue Chip Equity Income Fund (“Blue Chip Equity Income Fund”) (each a “Fund” and, collectively, the “Funds”) are each series of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010. Hodges Capital Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds.

The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Funds may issue an unlimited number of shares of beneficial interest.

Each Fund is a diversified series of the Trust. The Funds’ investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Hodges Fund and Blue Chip Equity Income Fund have each registered one class of shares: Retail Class. The Small Cap Growth Fund has registered three classes of shares: Institutional Class shares, Retail Class shares and Class A shares. The Small Intrinsic Value Fund has registered two classes of shares: Institutional Class shares and Retail Class shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

History of the Funds. The Funds are series of the Trust, and each commenced operations on September 25, 2023. Prior to becoming a series of the Trust, the Funds were organized as a series of Professionally Managed Portfolios, a Massachusetts business trust, and were known as the Hodges Fund (“Predecessor Hodges Fund”), Hodges Small Cap Growth Fund (“Predecessor Small Cap Value Fund”), Hodges Small Intrinsic Value Fund (“Predecessor Small Intrinsic Value Fund”) and Hodges Blue Chip Equity Income Fund (“Predecessor Blue Chip Equity Income Fund”)(collectively, the “Predecessor Funds”). The Predecessor Hodges Fund commenced operations on October 9, 1992, and re-designated its original shares as Retail Class shares on November 28, 2008. The Predecessor Small Cap Growth Fund commenced operations on December 18, 2007, and re-designated its original shares as Retail Class shares on November 28, 2008. The Predecessor Small Cap Growth Fund’s Institutional Class shares commenced operations on December 12, 2008. The Predecessor Small Intrinsic Value Fund commenced operations on December 26, 2013, issuing Retail Class shares. The Predecessor Blue Chip Equity Income Fund commenced operations on September 10, 2009, issuing Retail Class shares.

The Trust’s Agreement and Declaration of Trust - General

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

The Trust’s Agreement and Declaration of Trust – Shareholder Derivative Actions

A shareholder may bring derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established by the Board to consider the merits of such action, has a personal financial interest in the action at issue.

Investment Policies, Strategies and Associated Risks

The following information supplements the discussion of each Fund’s principal investment strategy as set forth in the Prospectus. There can be no assurance each Fund will achieve its investment objective. The Funds may invest in the following types of investments as indicated, each of which is subject to certain risks, as discussed below.

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Diversification

Each Fund is a diversified mutual fund. This means that as to 75% of each Fund’s total assets, each Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. A Fund may be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber-attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Equity Securities

Each Fund may invest in equity securities consistent with its investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities in which each Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Funds invest in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium- sized companies. Since the Small Cap Growth Fund and the Small Intrinsic Value Fund invest the majority of their assets in the equity securities of small cap companies, they will be exposed to the risks of those companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any

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income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Foreign Securities

Each Fund may invest up to 25% of its net assets in U.S. dollar denominated foreign securities. All Funds except the Hodges Fund and the Blue Chip Equity Income Fund may also invest in non-U.S. dollar denominated securities as part of the 25% in foreign securities.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation; the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax. A Fund may also be subject to foreign taxes on

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its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in those countries that impose these taxes. To the extent that, as anticipated, such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders. It is not anticipated that the Funds will be eligible to pass through to shareholders a federal tax credit or federal tax deduction related to any foreign taxes borne by the Funds.

To the extent a Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting a Fund to the risk of fluctuating currency exchange rates pending settlement.

Other Investment Companies

Each Fund may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market fund) will be owned by a Fund, or it affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portion of each other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company (other than money market funds) is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

While Rule 12d1-4 under the 1940 Act permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds

Each Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”). Investors in the Funds should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Money Market Mutual Funds

Each Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. Money market mutual funds are regulated investment companies under the 1940 Act and the Funds will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies. Please note that in addition to the advisory and

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operational fees a Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, a Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933 (“1933 Act”) and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments.

Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund’s liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Short Sales

Each Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. A Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, a Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, a Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 10% of the net assets of a Fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

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At no time will any of the Funds invest more than 15% of their assets in repurchase agreements.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are a form of borrowing that involves the sale of a debt security held by a Fund, with an agreement by the Fund to repurchase the security at a stated price, date and interest payment.

Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker dealers, and agree to repurchase the securities at the mutually agreed upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

Rule 18f-4 under the 1940 Act permits the Funds to enter into reverse repurchase agreements, provided that a Fund treats the reverse repurchase agreements as either (1) borrowings subject to the asset coverage requirements under the 1940 Act (see “Borrowing” above) or (2) derivatives transactions under Rule 18f-4 (see “Regulation of Derivatives and Certain Other Transactions” below).

The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or net asset value will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Fixed Income Securities

Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Fixed income securities that will be eligible for purchase by a Fund include investment grade corporate debt securities, those rated BBB or better by S&P® Global Ratings (“S&P®”) or Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A. Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Government Obligations

Each Fund may make short-term investments in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”). Of these obligations, only those of the GNMA and T-Bills, are supported by the full faith and credit of the U.S. Treasury.

Agency Obligations

Each Fund may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated by law to do so.

Borrowing

Each Fund may engage in borrowing, except the Hodges Fund which may only borrow temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Currently, the 1940 Act permits a Fund to borrow money from banks in amounts of up to one-third of a Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if a Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity

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for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a Fund’s net investment income in any given period. Currently, the Funds do not contemplate borrowing money for investment purposes. Each Fund’s Investment Restriction regarding borrowing, except for the Hodges Fund, will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if such Fund’s asset coverage falls below the amount required by the 1940 Act.

Issuance of Senior Securities

Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions. With respect to the Funds’ fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over a Fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above. A Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of a Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by a Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that a Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The Funds’ policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Securities Lending

Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of securities lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. All investments made with the collateral are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

It is not anticipated that more than 5% of the value of each Fund’s portfolio securities will be subject to lending.

Regulation of Derivatives and Certain Other Transactions

The Funds are classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user each Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the fund without a shareholder vote.

Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund’s use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations.

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Rule 18f-4 of the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”), regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. The final rule requires the Funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the final rule.

Under Rule 18f-4, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or it can decide to treat all such transactions as derivatives transactions.

Among other things, under Rule 18f-4, the Funds are prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a fund’s own portfolio absent derivatives holdings, as determined by such fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” In addition, among other requirements, Rule 18f-4 requires a fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a fund’s derivatives activities.

These requirements may limit the ability of a Fund to use derivatives as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Options, Futures and Other Strategies

General

Each Fund may invest in options on equities, debt and stock indices (collectively, “options”). Each Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). Each Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Funds will not invest in futures for speculative purposes.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission. In addition, each Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Distributions and Tax Information.”

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1) Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, each Fund might be required to make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a

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liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Options on Securities and Securities Indices

Each Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. Each Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle a Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Each Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves a Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

Each Fund may also write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price. The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. Each Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

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In order to avoid leveraging and related risks, when a Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

Each Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract.

Exclusion from Definition of Commodity Pool Operator.

Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser will take all necessary regulatory action, including filing a notice of exemption from registration as a “commodity pool operator” with respect to the Funds, prior to the execution of any transactions involving futures. Upon filing a notice of exemption, the Funds and the Adviser would not be subject to registration or regulation as a commodity pool operator under the CEA. In order to claim the Rule 4.5 exemption, the Funds would be significantly limited in their ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations.

Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P’s Global Ratings, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

When-Issued Securities

The Funds may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, a Fund makes no payment to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will segregate liquid assets equal in value to commitments for when- issued securities, which may reduce but does not eliminate leverage.

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Additional Risks.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, tariffs, trade wars, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on a Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Additionally, the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Funds meet their individual financial needs and tolerance for risk.

Government Intervention in Financial Markets Risk

Instability in the financial markets may lead the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that may experience extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber-attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Fundamental Investment Limitations

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of each Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

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As a matter of fundamental policy:

The Hodges Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.(a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.

3. Purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account or underwrite securities. (Does not preclude the Hodges Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

5. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board may authorize the Hodges Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

6. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Hodges Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

8. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.

As a matter of fundamental policy:

The Small Cap Growth Fund may not:

1. Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Small Cap Growth Fund.

2.(a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Small Cap Growth Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets. Initial or variation margin for futures contracts will not be deemed to be pledges of the Small Cap Growth Fund’s assets.

3. Act as an underwriter of securities of other issuers, except insofar as the Small Cap Growth Fund may be deemed as an underwriter under the Securities Act of 1933, as amended, in connection with the purchase or sale of a portfolio security.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Small Cap Growth Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

5.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; however, the Small Cap Growth Fund may invest in debt securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

7. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.

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As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 1 above, the Small Cap Growth Fund is permitted under the 1940 Act to lend its portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC. As another example, pursuant to Investment Restriction No. 2 above, under the 1940 Act, the Small Cap Growth Fund is permitted to borrow from banks in an amount up to 33-1/3% of the Small Cap Growth Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet. The Small Cap Growth Fund’s use of these techniques is described in the Prospectus and in this SAI.

As a matter of fundamental policy:

The Small Intrinsic Value Fund may not:

1. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;

2. Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

3.(a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets. Initial or variation margin for futures contracts will not be deemed to be pledges of a Fund’s assets.

4. Act as an underwriter of securities of other issuers, except insofar as a Fund may be deemed as an underwriter under the Securities Act of 1933, as amended, in connection with the purchase or sale of a portfolio security.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; however, a Fund may invest in debt securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7. Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 2 above, the Small Intrinsic Value Fund is permitted under the 1940 Act to lend its portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC. As another example, pursuant to Investment Restriction No. 3 above, under the 1940 Act, the Small Intrinsic Value Fund is permitted to borrow from banks in an amount up to 33-1/3% of the Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet. The Small Intrinsic Value Fund’s use of these techniques is described in the Prospectus and in this SAI, as applicable.

As a matter of fundamental policy:

The Blue Chip Equity Income Fund may not:

1. With respect to the 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;

2. Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4. Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);

5. Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are

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secured by real estate and securities of companies that invest or deal in real estate);

6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

7. Make loans of money (except purchases of debt securities consistent with the investment policies of the Fund). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Management of the Funds

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011. The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting. The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its Fund and each shareholder.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the Fund that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the Fund individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of Fund that comprise the Trust; the variety of asset classes that those Fund reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight.

The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

Investment advisers managing the Trust’s series report to the Trust’s CCO and the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance

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policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over twenty-four years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate. Since 2010, Mr. Sarkany has been the President of TTS Consultants, LLC, and since December 2022, has been the President of TTS Associates, Inc., each a financial services firm and from 1994 through 2010, held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director of General Ledger/Financial Research. Randy Skalla has more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017 Mr. Skalla was a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation Committee and the Nominating Committee (“Standing Board Committees”). Inclusion of all Independent Trustees as members of all three of the Standing Board Committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	4	NONE
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010) (financial services firm); President, TTS Associates, Inc. (financial services) (since December 2022.	4	Director, Aquila Distributors Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	4	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	4	NONE

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Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin Wolf 1969	President since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President, Head of Fund Administration and Product of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2019), President, Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (2012 - 2019).	N/A	N/A
Erik Naviloff 1968	Treasurer since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2012).	N/A	N/A
Kent Barnes 1968	Secretary since April 2024	Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC (since November 2023); Vice President, U.S. Bancorp Fund Services, LLC (November 2018 to November 2023).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019).	N/A	N/A
Emile Molineaux 1962	Chief Compliance Officer and Anti- Money Laundering Officer since May 2011	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of March 31, 2025, the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Hodges Fund, the Small Cap Growth Fund, the Small Intrinsic Value Fund, and the Blue Chip Equity Income Fund and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series not included in the Fund Complex.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually. During the fiscal year ended March 31, 2025 the Audit Committee met ten times.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the Independent Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the Independent Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the Independent Trustees. The Compensation Committee will generally meet annually.

Trustee Compensation

Effective January 1, 2025, each Trustee receives a quarterly fee of $22,500 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee is also reimbursed for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman receives an additional

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quarterly fee of $4,250 and the Chairman of the Trust receives an additional quarterly fee of $5,600. For each special in-person meeting, each Trustee receives a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which, in those cases where the special in-person meeting, has been requested by a Fund adviser, such fees are generally paid by the requesting adviser. None of the executive officers receive compensation from the Trust.

Prior to January 1, 2025, each Trustee received a quarterly fee of $21,250 (the “Trustee Fee”) paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee received reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman received an additional quarterly fee of $4,000 and the Chairman of the Trust received an additional quarterly fee of $5,250. For each special in-person meeting, each Trustee received a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which, in those cases where the special in-person meeting had been requested by a Fund adviser, the fee was generally paid by the requesting adviser. None of the executive officers received compensation from the Trust.

The following table details the amount of compensation the Trustees received from the Funds and the Fund Complex for the fiscal year ending March 31, 2025:

Name	Hodges Fund	Hodges Small Cap Growth Fund	Hodges Small Intrinsic Value Fund	Hodges Blue Chip Equity Income Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees***
Thomas T. Sarkany	$1,875	$1,875	$1,875	$1,875	None	None	$7,500
Anthony Lewis	$1,875	$1,875	$1,875	$1,875	None	None	$7,500
Keith Rhoades*	$2,227	$2,227	$2,227	$2,227	None	None	$8,911
Randy Skalla	$1,875	$1,875	$1,875	$1,875	None	None	$7,500
Brian Nielsen**	$2,338	$2,338	$2,338	$2,338	None	None	$9,352

*	Mr. Rhoades also serves as Chairman of the Audit Committee.

**	Mr. Nielsen also serves as Chairman of the Board.

***	There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund and Blue Chip Equity Income Fund, and not to any other series of the Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Funds and other series of the Trust as of December 31, 2024:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen	None	None

As of December 31, 2024, the Trustees and officers, as a group, owned less than 1.00% of each of the Fund’s outstanding shares and the Fund Complex’s outstanding shares.

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Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of July 15, 2025, the following shareholders were considered to be either a control person or principal shareholder of each Fund:

Hodges Fund - Retail Class Shares

Name and Address	% Ownership	Type of Ownership
WELLS FARGO CLEARING SERVICES/A/C 5905-3771 2801 MARKET ST SAINT LOUIS, MO 63103-2523	36.79%	Beneficial
NATIONAL FINANCIAL SERVICES LLC /FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY, NJ 07310-1995	18.30%	Beneficial
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	20.15%	Beneficial

Hodges Small Cap Growth Fund - Retail Class Shares

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	43.78%	Beneficial
NATIONAL FINANCIAL SERVICES LLC /FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY, NJ 07310-1995	32.15%	Beneficial
WELLS FARGO CLEARING SERVICES/A/C 5398-3812 2801 MARKET ST SAINT LOUIS, MO 63103-2523	6.09%	Beneficial
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004-1965	6.08%	Beneficial

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Hodges Small Cap Growth Fund – Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
NATIONAL FINANCIAL SERVICES LLC /FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY, NJ 07310-1995	48.06%	Beneficial
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	17.12%	Beneficial
WELLS FARGO CLEARING SERVICES/A/C 3420-6549 2801 MARKET ST SAINT LOUIS, MO 63103-2523	8.27%	Beneficial
UBS WM USA/0O0 11011 6100 SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086-6761	5.38%	Beneficial
LPL FINANCIAL/OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO, CA 92121-3091	5.26%	Beneficial
MUTUAL FUND OPERATIONS FBO PROJECT NATIONAL 95 CHRISTOPHER COLMBUS DR JERSEY CITY NJ 07302-2978	5.12%	Beneficial

Hodges Blue Chip Equity Income Fund - Retail Class Shares

Name and Address	% Ownership	Type of Ownership
WELLS FARGO CLEARING SERVICES/A/C 89606625 JIMMY L BARNES IRA 2801 MARKET ST SAINT LOUIS, MO 63103-2523	52.98%	Beneficial
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	19.62%	Beneficial
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310-1995	17.94%	Beneficial

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Hodges Small Intrinsic Value Fund - Retail Class Shares

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	79.47%	Beneficial
WELLS FARGO CLEARING SERVICES/A/C 5398-3812 2801 MARKET ST SAINT LOUIS, MO 63103-2523	14.69%	Beneficial

Hodges Small Intrinsic Value Fund - Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
NATIONAL FINANCIAL SERVICES LLC /FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY, NJ 07310-1995	42.39%	Beneficial
HODGES CAPITAL HOLDINGS INC/ATTN CRAIG HODGES 2905 MAPLE AVE DALLAS, TX 75201-1405	39.37%	Beneficial
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	18.24%	Beneficial

Investment Adviser

Hodges Capital Management, Inc. acts as investment advisor to each Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust with respect to each of the Funds. The Adviser is located at 2905 Maple Avenue, Dallas, Texas 75201.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreements, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on the percentage rate shown below of each Fund’s average daily net assets.

Fund	Management Fee
Hodges Fund	0.85%
Small Cap Growth Fund	0.85%
Small Intrinsic Value Fund	0.85%
Blue Chip Equity Income Fund	0.65%

The Hodges Funds paid the following fees to the Adviser for the fiscal years shown:

Hodges Fund Fiscal Year Ended	Fees Accrued	Fees Waived	Net Fees Paid to Adviser
March 31, 2025	$1,558,213	$(88,341)	$1,469,872
March 31, 2024	$1,356,409	$(228,346)	$1,128,063
March 31, 2023	$1,276,349	$(285,080)	$991,269

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The Small Cap Growth Fund paid the following fees to the Adviser for the fiscal years shown:

Small Cap Growth Fund Fiscal Year Ended	Fees Accrued	Fees Waived/Recouped	Net Fees Paid to Adviser
March 31, 2025	$1,524,128	$0	$1,524,128
March 31, 2024	$1,468,910	$10,317*	$1,479,227
March 31, 2023	$1,571,966	$0	$1,571,966

*	This amount represents fees recaptured by the Adviser that are related to previously waived expenses.

The Small Intrinsic Value Fund paid the following fees to the Adviser for the fiscal years shown:

Small Intrinsic Value Fund Fiscal Year Ended	Fees Accrued	Fees Waived	Net Fees Paid to Adviser
March 31, 2025	$520,392	$(110,843)	$409,549
March 31, 2024	$384,484	$(151,086)	$233,398
March 31, 2023	$209,848	$(120,325)	$89,523

The Blue Chip Equity Income Fund paid the following fees to the Adviser for the fiscal years shown:

Blue Chip Equity Income Fund Fiscal Year Ended	Fees Accrued	Fees Waived	Net Fees Paid to Adviser
March 31, 2025	$264,951	$(8,288)	$256,663
March 31, 2024	$227,748	$(41,331)	$186,417
March 31, 2023(1)	$176,025	$(65,638)	$110,387

(1)	Fees paid prior to September 25, 2023, were paid by the respective Predecessor Fund.

The use of the name “Hodges” by each Fund is pursuant to a license granted by the Adviser, and in the event an Advisory Agreement with a Fund is terminated, the Adviser has reserved the right to require the Fund to remove any references to the name “Hodges.”

The Advisory Agreements continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund, and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time, without penalty, by either party to an Advisory Agreement upon 60 days’ written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. The Advisory Agreements may also be terminated by Fund shareholders without penalty.

The Adviser has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) will not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Cap”). The Expense Cap for the Funds will remain in effect at least through July 31, 2027. The Adviser is permitted, with Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Prior to September 1, 2021, the expense cap for the Predecessor Hodges Fund and Predecessor Hodges Small Cap Growth Fund was 0.90% and 1.12% of each Fund’s average daily net assets, respectively.

Fund	Expense Cap
Hodges Fund	0.93%
Small Cap Growth Fund	0.99% (Institutional Class) 0.99% (Retail Class) 0.99% (Class A)
Small Intrinsic Value Fund	1.01% (Retail Class) 0.98% (Institutional Class)
Blue Chip Equity Income Fund	1.05%

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After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund upon 60 days’ prior written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a sub-adviser) to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a sub-adviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained by the Funds, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a sub-adviser) will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on January 25, 2023. Prior to entering into this Advisory Agreement, the Adviser managed each of the Predecessor Funds under separate investment advisory agreements with Professionally Managed Portfolios.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Funds and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Funds’ records and the registration of the Funds’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Portfolio Managers

The Hodges Fund is managed by Messrs. Craig D. Hodges and Eric J. Marshall, CFA who serve as co-portfolio managers of the Hodges Fund. The Small Cap Growth Fund is managed by Messrs. Craig D. Hodges, Eric J. Marshall, CFA and Gary M. Bradshaw. The Blue Chip Equity Income Fund is managed by Messrs. Craig D. Hodges and Gary M. Bradshaw. The Small Intrinsic Value Fund is a team-managed portfolio. Mr. Eric J. Marshall, CFA serves as the lead portfolio manager of the Small Intrinsic Value Fund portfolio team, which includes Messrs. Chris Terry, CFA and Derek Maupin.

Other Accounts Managed by Portfolio Managers. The following provides information regarding other accounts managed by Mr. Craig D. Hodges as of March 31, 2025:

			Number of Accounts
	Total Number		for which Advisory Fee	Assets in Accounts for
Category of	of Accounts	Total Assets in	is Based on	which Advisory Fee is
Account	Managed	Accounts Managed	Performance	Based on Performance
Other Registered Investment Companies	3	$367,442,242	0	0
Other Pooled Investment Vehicles	1	$2,844,853	0	0
Other Accounts	515	$588,847,814	0	0

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The following provides information regarding other accounts managed by Mr. Eric J. Marshall as of March 31, 2025:

			Number of Accounts
	Total Number		for which Advisory Fee	Assets in Accounts for
Category of	of Accounts	Total Assets in	is Based on	which Advisory Fee is
Account	Managed	Accounts Managed	Performance	Based on Performance
Other Registered Investment Companies	3	$378,300,101	0	0
Other Pooled Investment Vehicles	3	$91,753,055	0	0
Other Accounts	61	$53,421,161	0	0

The following provides information regarding other accounts managed by Mr. Gary M. Bradshaw as of March 31, 2025:

			Number of Accounts
	Total Number		for which Advisory Fee	Assets in Accounts for
Category of	of Accounts	Total Assets in	is Based on	which Advisory Fee is
Account	Managed	Accounts Managed	Performance	Based on Performance
Other Registered Investment Companies	2	$195,384,636	0	0
Other Pooled Investment Vehicles	1	$2,844,853	0	0
Other Accounts	68	$118,945,360	0	0

The following provides information regarding other accounts managed by Mr. Chris R. Terry as of March 31, 2025:

			Number of Accounts
	Total Number		for which Advisory Fee	Assets in Accounts for
Category of	of Accounts	Total Assets in	is Based on	which Advisory Fee is
Account	Managed	Accounts Managed	Performance	Based on Performance
Other Registered Investment Companies	2	$54,236,722	0	0
Other Pooled Investment Vehicles	1	$88,898,202	0	0
Other Accounts	0	$0	0	0

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The following provides information regarding other accounts managed by Mr. Derek R. Maupin as of March 31, 2025:

			Number of Accounts
	Total Number		for which Advisory Fee	Assets in Accounts for
Category of	of Accounts	Total Assets in	is Based on	which Advisory Fee is
Account	Managed	Accounts Managed	Performance	Based on Performance
Other Registered Investment Companies	1	$54,236,722	0	0
Other Pooled Investment Vehicles	2	$88,898,202	0	0
Other Accounts	6	$6,354,461	0	0

Portfolio Manager Compensation. The portfolio managers’ compensation consists of a fixed salary that is set by industry standards. Their salary is not based on a Fund’s performance. However, there is the potential for the portfolio managers to receive a bonus based on increases in assets as part of their compensation. The portfolio managers also receive half of the compensation on personal advisory accounts that they manage. The portfolio managers do not receive deferred compensation.

Material Conflicts of Interest. Because the Adviser performs investment management services for various clients, certain conflicts of interest could arise. The Adviser may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to a Fund. The Adviser will have no obligation to purchase or sell for a Fund, or to recommend for purchase or sale by a Fund, any security that the Adviser, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Adviser buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Portfolio Managers’ Ownership of the Funds. The following indicates the beneficial ownership of each portfolio manager in the Funds as of March 31, 2025.

Dollar Range of Equity Securities (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000- $500,001-$1,000,000, Over $1,000,000) in the:
Name of Portfolio Manager	Hodges Fund	Small Cap Growth Fund	Small Intrinsic Value Fund	Blue Chip Equity Income Fund
Craig D. Hodges	Over $1,000,000	$10,001-$50,000	$100,001-$500,000	$50,001-$100,000
Eric J. Marshall	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$10,001-$50,000
Gary M. Bradshaw	None	$100,001-$500,000	None	$500,001-$1,000,000
Derek R. Maupin	$10,001-$50,000	$1-$10,000	$100,001-$500,000	$1-$10,000
Chris R. Terry	$10,001-$50,000	None	$100,001-$500,000	None

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Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Ultimus Fund Solution, LLC (“UFS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Administrator”), acts as administrator for the Funds, subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of UFS or its affiliates.

The Administration Service Agreement is terminable by the Board or UFS on 60 days’ prior written notice and may be assigned provided the non- assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of UFS or reckless disregard of its obligations thereunder, UFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, UFS provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration services. All basis point fees will be calculated based upon the average net assets of the Fund complex for the previous month.

The tables below show the fees incurred by each Fund to its administrator for administrative services. Fees paid prior to September 25, 2023, were paid by the respective Predecessor Fund to its prior administrator.

Hodges Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$38,664
Fiscal year ended March 31, 2024	$61,784
Fiscal year ended March 31, 2023*	$79,188

*	Fees paid to the prior Administrator.

Small Cap Growth Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$46,616
Fiscal year ended March 31, 2024	$77,403
Fiscal year ended March 31, 2023*	$105,308

*	Fees paid to the prior Administrator.

Small Intrinsic Value Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$34,901
Fiscal year ended March 31, 2024	$30,544
Fiscal year ended March 31, 2023*	$20,956

*	Fees paid to the prior Administrator.

Blue Chip Equity Income Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$25,523
Fiscal year ended March 31, 2024	$26,381
Fiscal year ended March 31, 2023*	$26,018

*	Fees paid to the prior Administrator.

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Fund Accounting

UFS, pursuant to the Administration Service Agreement, provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund accounting services. All basis point fees will be calculated based upon the average net assets of the Fund complex for the previous month. The Funds also pay UFS for equity and bond price quotes, as well as any out-of-pocket expenses.

The tables below show the fees incurred by each Fund to the current Administrator for fund accounting services.

Hodges Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$23,998
Fiscal year ended March 31, 2024	$39,601

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Small Cap Growth Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$36,095
Fiscal year ended March 31, 2024	$48,389

Small Intrinsic Value Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$18,503
Fiscal year ended March 31, 2024	$14,753

Blue Chip Equity Income Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$8,076
Fiscal year ended March 31, 2024	$10,901

Transfer Agent

UFS, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Funds. Under the agreement, UFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The tables below show the fees incurred by each Fund to the Administrator for transfer agency services.

Hodges Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$25,464
Fiscal year ended March 31, 2024	$40,948

Small Cap Growth Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$42,519
Fiscal year ended March 31, 2024	$35,870

Small Intrinsic Value Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$22,239
Fiscal year ended March 31, 2024	$17,819

Blue Chip Equity Income Fund

Fees paid to the Administrator
Fiscal year ended March 31, 2025	$23,888
Fiscal year ended March 31, 2024	$22,849

Custodian

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, (the “Custodian”), serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest

27

and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds pay a compliance service fee to NLCS.

The tables below show the fees incurred by each Fund to NLCS for compliance services.

Hodges Fund

Fees paid to NLCS
Fiscal year ended March 31, 2025	$17,316
Fiscal year ended March 31, 2024	$6,381

Small Cap Growth Fund

Fees paid to NLCS
Fiscal year ended March 31, 2025	$17,143
Fiscal year ended March 31, 2024	$6,466

Small Intrinsic Value Fund

Fees paid to NLCS
Fiscal year ended March 31, 2025	$11,030
Fiscal year ended March 31, 2024	$5,568

Blue Chip Equity Income Fund

Fees paid to NLCS
Fiscal year ended March 31, 2025	$9,593
Fiscal year ended March 31, 2024	$5,268

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Trust.

Blank Rome LLP, 1271 Avenue of the Americas, New York, NY 10020, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, Two Liberty Place 50 S. 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”), serves as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and the Distributor (the “Distribution Agreement”), the Distributor acts as the Funds’ principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Funds’ shares. The Distributor is a

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registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and the Distributor will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

The following table sets forth the total compensation received by the Distributor during the year ended March 31, 2025:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hodges Fund Retail	$0	$0	$320,534	*
Hodges Small Cap Growth Fund Retail	$0	$0	$222,852	*
Hodges Blue Chip Equity Income Fund Retail	$0	$0	$19,683	*
Hodges Small Intrinsic Value Fund Retail	$0	$0	$75,484	*

The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled ” 12b-1 Distribution Plan”.

12b-1 Distribution Plans

Each Fund’s Retail Class shares and Class A shares of the Small Cap Growth Fund have adopted a Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund’s Retail Class shares and Class A shares of the Small Cap Growth Fund pay the Distributor an amount which is accrued daily and paid quarterly. For Retail Class shares, the Hodges Fund and the Small Cap Growth Fund each have a “reimbursement plan” which means that each Fund’s Plan may make payments of up to 0.25% of the Fund’s average daily net assets as reimbursement for expenses incurred while the Small Intrinsic Value Fund and the Blue Chip Equity Fund each have a “compensation plan” which means that each Fund’s Plan may make payments of 0.25% of the Fund’s average daily net assets regardless of the distribution expenses incurred. For Class A Shares, the Small Cap Growth Fund has a “compensation plan.” The Board has authorized each Fund to pay First Dallas Securities, Inc., an affiliate of the Adviser, a portion out of the 0.25% Rule 12b-1 fee for the services it provides to shareholders. Amounts paid under the Plan, by each Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Retail Class for the costs of the services provided and the expenses borne in the distribution of a Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.

The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to a Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding a Fund and providing other services to a Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of a Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

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The allocation of 12b-1 fees for the fiscal year ended March 31, 2025, is shown in the table below.

12b-1 Payments*

	Advertising & Marketing	Presentations/ Roadshows	Printing & Postage	Payment to Distributor	Compensation to Broker-Dealer	Payment to Sales Personnel	Other Expenses	Interest, carrying or other financing charges	Total 12b-1 Fees Incurred
Hodges Fund	$0	$0	$0	$9,558	$156,537	$0	$292,203	$0	$458,298
Small Cap Growth Fund	$0	$0	$0	$18,420	$31,732	$0	$295,974	$0	$346,126
Small Intrinsic Value Fund	$0	$0	$0	$7,570	$18,317	$0	$126,003	$0	$151,890
Blue Chip Equity Income Fund	$0	$0	$0	$0	$51,335	$0	$50,569	$0	$101,904

*	Fees paid prior to September 25, 2023, were paid by the respective Predecessor Fund.

Sub-Accounting Service Fees

In addition to the fees that the Funds may pay to their Transfer Agent, the Board has authorized the Funds to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $22 per account to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Any sub-accounting fees paid by the Funds are included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses table in the Prospectus.

The Funds pay certain financial intermediaries fees for sub-accounting services or other shareholder services. For the fiscal year ended March 31, 2025, the Funds paid the following amounts for sub-accounting services:

Sub-Accounting Services Fees*
Hodges Fund	$37,708
Small Cap Growth Fund	$87,538
Small Intrinsic Value Fund	$34,389
Blue Chip Equity Income Fund	$20,067

Marketing And Support Payments

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives.

Such meetings may be held for various purposes, including providing education and training about a Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

During the Funds’ fiscal year, the following financial intermediaries were paid out of the Adviser’s revenues:

Firm

National Financial Services LLC
Charles Schwab & Company, Inc.
TD Ameritrade Clearing

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of a Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to a Fund’s shares.

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Finder’s Fees. The Adviser or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreements, the Adviser determines which securities are to be purchased and sold by a Fund and which broker-dealers are eligible to execute a Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to a Fund or to the Adviser, even if the specific services are not directly useful to a Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for a Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

Each Fund does not affect securities transactions through brokers in accordance with any formula, nor does it affect securities transactions through brokers for selling shares of a Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Fund for their customers. In addition, the Adviser has in the past and expects to continue to use its affiliated broker-dealer, First Dallas Securities, Inc. (“First Dallas”) to execute a substantial portion of a Fund’s portfolio securities transactions. All such transactions are subject to the requirement that the Adviser seek to obtain best execution for all portfolio transactions. The Adviser has represented to the Funds that it will not execute portfolio transactions through First Dallas unless the use of First Dallas satisfies the Adviser’s duty of best execution and was in the best interest of the Fund. The Board continually reviews the Adviser’s use of First Dallas.

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The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Funds for the fiscal years ended March 31:

Aggregate Brokerage Commissions*	2025	2024	2023
Hodges Fund	$320,534	$210,980	$256,109
Small Cap Growth Fund	$222,852	$107,925	$245,571
Small Intrinsic Value Fund	$75,484	$40,894	$52,431
Blue Chip Equity Income Fund	$19,683	$6,348	$8,248

Of the above amounts, the Funds paid the following amounts in commissions to First Dallas Securities, Inc., a broker/dealer affiliated to the Adviser, for the fiscal years ended March 31:

Affiliated Broker Commissions*	2025		2024		2023
Hodges Fund	$110,055	(34.33%)	$82,653	(39.18)%	$114,306	(44.63)%
Small Cap Growth Fund	$24,193	(10.86%)	$23,804	(22.06)%	$67,486	(27.48)%
Small Intrinsic Value Fund	$7,151	(9.47%)	$12,021	(29.40)%	$15,514	(29.59)%
Blue Chip Equity Income Fund	$5,773	(29.33%)	$2,658	(41.87)%	$4,133	(50.11)%

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The following was paid to firms for research, statistical or other services provided to the Adviser:

Brokerage Commissions Used for Research*
Hodges Fund	$210,478
Small Cap Growth Fund	$198,659
Small Intrinsic Value Fund	$68,333
Blue Chip Equity Income Fund	$13,910

*	As of the fiscal year ended March 31, 2025, the Funds’ aggregate holdings of Hilltop Securities was $5,194,770.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Funds could be negatively impacted by the increased expenses incurred by the Funds and may result in a greater number of taxable transactions.

The Funds’ portfolio turnover rates for the following fiscal years are shown in the tables below.

Portfolio Turnover Rate	2025	2024
Hodges Fund	94%	103%
Small Cap Growth Fund	60%	62%
Small Intrinsic Value Fund	49%	44%
Blue Chip Equity Income Fund	84%	48%

During periods of abnormal market volatility, these Funds have historically experienced above-average turnover, as portfolio managers look to capitalize on mispricing that may occur among individual stocks during extreme market disruptions.

Code of Ethics

The Fund, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. The Proxy Voting Policies of the Adviser are included as Appendix B.

The Adviser has adopted Proxy Policies that underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of each Fund’s shareholders. The Adviser considers each proxy proposal individually and makes decisions on a case-by-case basis. At all times, however, the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of a Fund. The Adviser believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals. Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-866-811-0224 and on the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as

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its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Funds disclose their portfolio holdings in regulatory filings and shareholder reports, as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. The Funds disclose their portfolio holdings directly to shareholders by mailing said annual and semi-annual shareholder reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Funds file their portfolio holdings in periodic reports with the SEC on Forms N-CSR, and N-PORT on a sixty day lag and on Form N-CEN on a 75 day lag, at, the end of the relevant quarter/semi-annual or annual period. These filings are available to the public on the SEC’s website at SEC.gov.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-PORT. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Funds disclose their complete calendar quarter-end portfolio holdings on their website at www.hodgescapital.com/mutualfunds within 60 days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated by required regulatory filings with the SEC. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website. In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

The scope of the information relating to the Funds’ portfolios that is made available on the web site may change from time to time without notice. The Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides consulting services to the Funds as well as related compliance services; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S Bank, National Association. U.S. Bank, National Association is custodian for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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Tait, Weller & Baker LLP. Tait, Weller & Baker LLP is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing other audit, tax and related services to the Funds.

Alston & Bird, LLP. Alston & Bird, LLP is counsel to the Trust; therefore, its personnel have access to the Funds’ portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Blank Rome, LLP. Blank Rome, LLP is counsel to the Independent Trustees

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Share Price,” the net asset value (“NAV”) of each Fund’s shares, by class, is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund, by class.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Funds’ fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be fair valued by the Valuation Designee, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the

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arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are not readily available or deemed unreliable, a Fund may value securities at fair value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Purchase of Shares

Orders for shares received by the Funds in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

Each Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)	when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Funds may purchase shares of certain series which charge a redemption fee to shareholders (such as the Fund) that redeem shares of the underlying fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if a Fund were to invest in an underlying fund and incur a redemption fee as a result of redeeming shares in such underlying fund, the Fund would bear such redemption fee. The Funds will not, however, invest in shares of an underlying fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Under section 72.1021(a) of the Texas Property Code, initial investors in the Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the respective Fund at the address below to obtain a form for providing written notice to the Trust:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

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Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to a Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in a Fund.

Each Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund. If a Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the market value of such Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that such Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of such Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of such Fund’s net tax-exempt interest, if any. Following the enactment of the Regulated Investment Company Act of 2010, if a Fund fails to satisfy these qualifying income and asset tests, and such failure was due to reasonable cause and not willful neglect, it may be permitted to “cure” such failures (and thereby not jeopardize its tax status as a regulated investment company) under certain circumstances.

If a Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year (and such failure is not subject to cure as discussed above), it will be treated as a corporation for federal income tax purposes. Such a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of such Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of such Fund.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a nondeductible 4% excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid. The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

For the fiscal year ended March 31, 2025, the Hodges Fund, the Small Cap Growth Fund, and Blue Chip Equity Fund did not have any capital loss carryovers. The Small Intrinsic Value Fund incurred and elected to defer capital loss carryforwards in the amount of $459,045.

Under recently enacted legislation, capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Funds in future years.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual

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and corporate shareholders’ income on which the alternative minimum tax may be imposed.

A Fund or the securities dealer affecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder. In addition, a Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non–exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Funds may receive dividend distributions from U.S. corporations. To the extent that the Funds receive such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Funds may be entitled to the “dividends received” deduction. Availability of the deduction is subject to certain holding period and debt–financing limitations.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or qualified dividend income. Under current law, distributions of certain qualified dividend income paid out of the Funds’ investment company taxable income may be taxable to non-corporate shareholders at long-term capital gain rates, which are currently significantly lower than the highest rate that applies to ordinary income.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency– denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark–to–market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules. Shares of a Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long–term capital loss to the extent of distributions of long–term capital gain dividends during such six–month period. All or a portion of a loss realized upon

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the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non–U.S. investors.

Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex- dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A

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shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay -In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

In addition, the 2017 Tax Cuts and Jobs Act requires that taxpayers, such as the Fund, that use an accrual method of accounting for U.S. federal income tax purposes are generally required to include certain amounts in income no later than the time such amounts are reflected on such taxpayer’s applicable financial statements. Certain fees treated as OID may be included as income for financial statement purposes when received (as opposed to being accrued into income over the term of the debt instrument), which may thus require such amounts be treated as taxable income of the Fund upon their receipt.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompanies each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Dividends and Distributions

The Funds will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is each Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long–term capital gain or loss recognition or otherwise producing short–term capital gains and losses, although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long–term capital gain or loss recognition or otherwise producing long–term capital gains and losses, the Fund will have a net long–term capital gain. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by each Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per

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share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

There are and will likely continue to be proposals for amendments to federal income tax laws that could, if enacted, have adverse effects on the Funds, their investments or their shareholders. Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund.

Financial Statements

The Funds’ annual report for the fiscal year ended March 31, 2025, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein, and the semi-annual report of the Funds for the semi-annual period ended September 30, 2025, and each Fund’s unaudited financial statements appearing therein, are incorporated by reference into this SAI. The annual report and semi-annual report are available, without charge, upon request by calling 1-866-811- 0224

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APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit- enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ’SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

●	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long- term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody ’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

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Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue. Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*	As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

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Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short- term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody ’s Long-Term Debt Ratings Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

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B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

‘CC’ National Ratings denote that default of some kind appears probable.

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C(xxx)

‘C’ National Ratings denote that default is imminent.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody ’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX “B” Proxy Voting Policy

Hodges Capital Management

PROXY VOTING PROCEDURES

A.	Responsibility of Advisor to Vote Proxies - Advisor’s Proxy Voting Policies and Principles

Advisor’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Advisor’s organization, including portfolio management, legal counsel, and Advisor’s officers. The Board of Directors of Advisor will approve the proxy voting policies and procedures annually.

B.	How Advisor Votes Proxies - Fiduciary Considerations

Advisor does not consider recommendations from any other third party to be determinative of Advisor’s ultimate decision. As a matter of policy, the officers, directors and employees of Advisor will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

C.	Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. In situations where Advisor perceives a material conflict of interest, Advisor will disclose the conflict to the relevant Advisory Clients. In these cases, the Advisor will defer to the voting recommendation of an independent third party provider of proxy services, send the proxy directly to the relevant Advisory Clients for a voting decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

D.	Weight Given Management Recommendations

One of the primary factors Advisor considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor which Advisor considers in determining how proxies should be voted. However, Advisor does not consider recommendations from management to be determinative of Advisor’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Advisor will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

E.	General Proxy Voting Guidelines

Advisor has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Advisor anticipate all future situations. Corporate governance issues are diverse and continually evolving and Advisor devotes significant time and resources to monitor these changes.

The following guidelines reflect what Advisor believes to be good corporate governance and behavior:

1.	Board of Directors. The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Advisor supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Advisor will generally vote against management efforts to classify a board and will generally support proposals

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to declassify the board of directors. While generally in favor of separating Chairman and CEO positions, Advisor will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance.

2.	Ratification of Auditors. In light of several high profile accounting scandals, Advisor will closely scrutinize the role and performance of auditors. On a case-by-case basis, Advisor will examine proposals relating to non-audit relationships and non-audit fees. Advisor will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

3.	Management & Director Compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Advisor evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Advisor will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

4.	Anti-Takeover Mechanisms and Related Issues. Advisor generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Advisor conducts an independent review of each anti-takeover proposal.

5.	Changes to Capital Structure. Advisor realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Advisor will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Advisor will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Advisor will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Advisor will review proposals seeking preemptive rights on a case-by-case basis.

6.	Mergers and Corporate Restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Advisor will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case- by-case basis.

7.	Social and Corporate Policy Issues. As a fiduciary, Advisor is primarily concerned about the financial interests of its Advisory Clients. Advisor will generally give management discretion with regard to social, environmental and ethical issues although Advisor may vote in favor of those issues that are believed to have significant economic benefits or implications.

F.	Proxy Procedures

The Advisor is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Company understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Company will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Company cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Advisor may refrain from processing that vote. Additionally, the Advisor may not be given enough time to process the vote. For example, the Advisor may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Company has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Company may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Company ultimately may decide not to vote those shares.

The following describes the standard procedures that are to be followed with respect to carrying out Company’s proxy policy:

1.	The Advisor will identify all Company Clients, maintain a list of those clients, and indicate those Company Clients who have delegated proxy voting authority to the Company. The Advisor will periodically review and update this list.

2.	In determining how to vote, the relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in- depth knowledge of the company, and any readily available information and research about the company.

3.	The Advisor is responsible for maintaining the documentation that supports Company’s voting position. Such documentation will include, but is not limited to, any information provided by proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Company Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Advisor may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

4.	The Advisor will prepare reports for each client that has requested a record of votes cast. The report will specify the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Advisor will send one copy to the client, will retain a copy in the client’s file and will forward a copy to the appropriate portfolio manager.

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5.	The Advisor will ensure that all required disclosure about proxy voting of the investment Advisory clients is made in such clients’ disclosure documents.

6.	Periodically, the Advisor will verify that:

■	All annual proxies for the securities held by Company Clients have been received;

■	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

■	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with the SEC related to proxy voting.

G.	Recordkeeping.

The Advisor is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information.

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Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap value Fund. 247
(d)(2)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(3)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(4)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock ETF. 268
(d)(5)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.199
(d)(6)	Investment Advisory Agreement between the Registrant and Invenomic Capital Management, LP on behalf of the Invenomic Fund. 193
(d)(7)	Investment Sub-Advisory Agreement between LifeGoal Investments, LLC and Penserra Capital Management, LLC with respect to LifeGoal Conservative Wealth Builder ETF, LifeGoal Home Down Payment Investment ETF, and LifeGoal Wealth Builder ETF. 223
(d)(8)	Investment Advisory Agreement between the Registrant and The Future Fund, LLC with respect to One Global ETF and The Future Fund Long/Short ETF. 250
(d)(9)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF.244
(d)(10)	Investment Advisory Agreement between the Registrant and Hodges Capital Management, LLC on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(d)(11)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF. 242
(d)(12)	Investment Advisory Agreement between the Registrant and PeakShares LLC on behalf of the PeakShares Sector Rotation Fund. 260
(d)(13)	Investment Advisory Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(d)(14)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
C - 1

(d)(15)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108
(d)(16)	Agreement and Plan of Reorganization dated April 21, 2017 with respect to the reorganization of the Al Frank Dividend Value Fund into the Al Frank Fund. 154
(d)(17)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(d)(18)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund, each a separate series of the Registrant, and Hodges Capital Management, LLC.261
(d)(19)	Agreement and Plan of Reorganization by and among Northern Lights Fund Trust II and KKM Financial LLC, with respect to the Essential 40 Stock Fund and the Essential 40 Stock ETF, each a separate series of the Registrant dated July 30, 2024. 268
(d)(20)	Investment Advisory Agreement between the Registrant and GGM Wealth Advisors on behalf of the GGM Macro Alignment ETF. 251
(d)(21)	Investment Sub-Advisory Agreement between GGM Wealth Advisors and Penserra Capital Management, LLC on behalf of the GGM Macro Alignment ETF. 251
(d)(22)	Investment Advisory Agreement between the Registrant and Waverly Advisors, LLC on behalf of GGM Macro Alignment ETF 281
(d)(23)	Investment Advisory Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281
(d)(24)	Form of Investment Sub-Advisory Agreement between PeakShares, LLC and RMR Wealth Management, LLC on behalf of PeakShares RMR Prime Equity ETF. 281
(d)(25)	Investment Sub-Advisory Agreement between Waverly Advisers, LLC and Penserra Capital Management, LLC on behalf of GGM Macro Alignment ETF. 281
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC. 223
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(2)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(3)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 222
(g)(4)	Amendment to the Custody Agreement between the Registrant and Brown Brothers Harriman & Co. [1]
(g)(5)	Amendment to the U.S. Bank Custody Agreement to add the North Star Small Cap Value Fund. 248
(g)(6)	Amendment to the U.S. Bank Custody Agreement to add the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(1)	Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 228
(h)(2)	Amendment No.1 to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023.261
(h)(3)	18f-4 Addendum to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated August 1, 2022.261
(h)(4)	Master ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 261
(h)(5)	Amendment No.1 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
C - 2

(h)(6)	Amendment No.2 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023. 261
(h)(7)	Amendment No.3 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated April 11, 2024. 261
(h)(8)	18f-4 Addendum to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 249
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. 214
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). [76]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Invenomic Fund. 199
(h)(17)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Services, LLC, on behalf of One Global ETF and The Future Fund Long/Short ETF. 250
(h)(18)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 242
(h)(19)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(20)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the GGM Macro Alignment ETF. 251
(h)(21)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the PeakShares Sector Rotation ETF. 260
(h)(22)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(23)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Essential 40 Stock ETF. 268
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.249
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. 214
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.180
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund. 160
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to the Invenomic Fund.193
C - 3

(h)(30)	Expense Limitation Agreement between the Registrant, with respect to One Global ETF and The Future Fund Long/short ETF. 250
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 244
(h)(32)	Expense Limitation Agreement between the Registrant, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 275
(h)(33)	Expense Limitation Agreement between the Registrant and PeakShares LLC with respect to the PeakShares Sector Rotation ETF. 260
(h)(34)	Expense Limitation Agreement between the Registrant and KKM Financial LLC with respect to the Essential 40 Stock ETF. 268
(h)(35)	Expense Limitation Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(36)	Amended and Restated Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.235
(h)(37)	Shareholder Services Plan on behalf of the Invenomic Fund. 193
(h)(38)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281
(h)(39)	Expense Limitation Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF 281
(i)(1)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 270
(i)(2)	Opinion of Alston & Bird LLP regarding the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund. 272
(i)(3)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 262
(i)(4)	Opinion of Alston & Bird LLP regarding the Longboard Fund (formerly, the Longboard Alternative Growth Fund). 265
(i)(5)	Opinion of Alston & Bird LLP regarding the Al Frank Fund. 271
(i)(6)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock Fund. 267
(i)(7)	Opinion of Alston & Bird LLP regarding the Invenomic Fund. 269
(i)(8)	Opinion of Alston & Bird LLP regarding the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.197
(i)(9)	Opinion of Alston & Bird LLP regarding One Global ETF and the Future Fund Long/Sort ETF. 266
(i)(10)	Opinion of Alston & Bird LLP regarding the North Star Small Cap Value Fund. 249
(i)(11)	Opinion of Alston & Bird LLP regarding the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 274
(i)(12)	Opinion of Alston & Bird LLP regarding the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund.[1]
(i)(13)	Opinion of Alston & Bird LLP regarding the GGM Macro Alignment ETF. 281
(i)(14)	Opinion of Alston & Bird LLP regarding the PeakShares Sector Rotation ETF. 273
(i)(15)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF. 264
(i)(16)	Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(i)(17)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF 277
(i)(18)	Consent of Alston & Bird LLP.279
(i)(19)	Opinion of Alston & Bird LLP regarding Future Fund Long/Short ETF and One Global ETF 278
(i)(20)	Opinion of Alston & Bird LLP regarding the Longboard Fund 279
(i)(21)	Opinion of Alston & Bird LLP regarding PeakShares RMR Prime Equity ETF 280
(i)(22)	Consent of Alston & Bird LLP regarding PeakShares RMR Prime Equity ETF 280
C - 4

(i)(23)	Consent of Alston & Bird LLP [1]
(j)(1)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Small Cap Value Fund. 271
(j)(2)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I. 262
(j)(3)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund.272
(j)(4)	Consent of RSM US LLP with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund. 265
(j)(5)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(6)	Consent of Cohen & Company, Ltd with respect to the Al Frank Fund.271
(j)(7)	Consent of RSM US LLP with respect to the Essential 40 Stock Fund. 267
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the Invenomic Fund. 269
(j)(9)	Consent of BBD, LLP with respect to the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 197
(j)(10)	Consent of Cohen & Company, Ltd. on behalf of One Global ETF and the Future Fund Long/Short ETF. 266
(j)(11)	Consent of RSM US LLP on behalf of the North Star Small Cap Value Fund. 249
(j)(12)	Consent of Cohen & Company, Ltd. on behalf of the North Star Small Cap Value Fund. 249
(j)(13)	Consent of Tait, Weller & Baker LLP on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.273
(j)(14)	Consent of Tait, Weller & Baker LLP on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. [1]
(j)(15)	Consent of Tait, Weller & Baker LLP on behalf of the GGM Macro Alignment ETF. 281
(j)(16)	Consent of Tait, Weller & Baker LLP on behalf of PeakShares Sector Rotation ETF. 273
(j)(17)	Consent of BBD, LLP with respect to the Al Frank Fund. 258
(j)(18)	Consent of BBD, LLP with respect to the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund.259
(j)(19)	Consent of BBD, LLP with respect to the Acclivity Mid Cap Multi-Style Fund and the Acclivity Small Cap Value Fund. 260
(j)(20)	Consent of Cohen & Company, Ltd, with respect to the Acclivity Small Cap Growth Fund.260
(j)(21)	Consent of RSM US LLP with respect to the Essential 40 Stock ETF. 264
(j)(22)	Consent of Independent Registered Public Accounting Firm with respect to the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(j)(23)	Consent of RSM US LLP with respect Essential 40 Stock ETF 277
(j)(24)	Power of Attorney. 155
(j)(25)	Consent of Cohen & Company Ltd with respect to Future Fund Long/Short ETF and One Global ETF 278
(j)(26)	Consent of RSM US LLP with respect to the Longboard Fund 279
(j)(27)	Consent of Tait, Weller & Baker LLP with respect to PeakShares RMR Prime Equity ETF 280
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-. 246
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(7)	Retail Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
C - 5

(n)(1)	Rule 18f-3 Plan, as amended January 26, 2023. 246
(n)(2)	Rule 18f-3 Plan, as amended October 2025 280
(p)(1)	Code of Ethics of the Gemini Companies.204
(p)(2)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(3)	Code of Ethics for Pathstone Family Office, LLC 235
(p)(4)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(5)	Code of Ethics for KKM Financial, LLC. [74]
(p)(6)	Code of Ethics for Invenomic Capital Management, LP. 155
(p)(7)	Code of Ethics for Innealta Capital, LLC. 172
(p)(8)	Code of Ethics for Kovitz Investment Group Partners, LLC. 180
(p)(10)	Code of Ethics for The Future Fund, LLC. 222
(p)(11)	Code of Ethics for Beacon Capital Management, Inc.243
(p)(12)	Code of Ethics for Exchange Traded Concepts, LLC. 246
(p)(13)	Code of Ethics for Hodges Capital Management, LLC. 248
(p)(14)	Code of Ethics for GGM Wealth Advisors. 251
(p)(15)	Code of Ethics for Penserra Capital Management, LLC.251
(p)(16)	Code of Ethics for PeakShares LLC. 257
(p)(17)	Code of Ethics for Weitz Investment Management, Inc. 276

[1] Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference.

15Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference.

16Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference.

18Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference.

19Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference.

20Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference.

21Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference.

22Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference.

23Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference.

24Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference.

25Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference.

26Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.

27Previously filed on March 9, 2012 in the Registrant's Post-Effective Amendment No. 46 and hereby incorporated by reference.

28Previously filed on March 13, 2012 in the Registrant's Post-Effective Amendment No. 47 and hereby incorporated by reference.

29Previously filed on March 23, 2012 in the Registrant's Post-Effective Amendment No. 51 and hereby incorporated by reference.

30Previously filed on March 27, 2012 in the Registrant's Post-Effective Amendment No. 52 and hereby incorporated by reference.

31Previously filed on April 12, 2012 in the Registrant's Post-Effective Amendment No. 56 and hereby incorporated by reference.

32Previously filed on April 17, 2012 in the Registrant's Post-Effective Amendment No. 57 and hereby incorporated by reference.

33Previously filed on May 15, 2012 in the Registrant's Post-Effective Amendment No. 62 and hereby incorporated by reference.

34Previously filed on May 25, 2012 in the Registrant's Post-Effective Amendment No. 65 and hereby incorporated by reference.

C - 6

35Previously filed on June 19, 2012 in the Registrant's Post-Effective Amendment No. 68 and hereby incorporated by reference.

36Previously filed on June 28, 2012 in the Registrant's Post-Effective Amendment No. 69 and hereby incorporated by reference.

37Previously filed on July 27, 2012 in the Registrant's Post-Effective Amendment No. 73 and hereby incorporated by reference.

38Previously filed on August 17, 2012 in the Registrant's Post-Effective Amendment No. 75 and hereby incorporated by reference.

39Previously filed on September 20, 2012 in the Registrant's Post-Effective Amendment No. 78 and hereby incorporated by reference.

40Previously filed on October 19, 2012 in the Registrant's Post-Effective Amendment No. 81 and hereby incorporated by reference.

41Previously filed on November 9, 2012 in the Registrant's Post-Effective Amendment No. 86 and hereby incorporated by reference.

42Previously filed on December 28, 2012 in the Registrant's Post-Effective Amendment No. 88 and hereby incorporated by reference.

43Previously filed on January 17, 2013 in the Registrant's Post-Effective Amendment No. 91 and hereby incorporated by reference.

44Previously filed on January 30, 2013 in the Registrant's Post-Effective Amendment No. 92 and hereby incorporated by reference.

45Previously filed on February 1, 2013 in the Registrant's Post-Effective Amendment No. 93 and hereby incorporated by reference.

46Previously filed on March 22, 2013 in the Registrant's Post-Effective Amendment No. 95 and hereby incorporated by reference.

47Previously filed on March 28, 2013 in the Registrant's Post-Effective Amendment No. 96 and hereby incorporated by reference.

48Previously filed on April 17, 2013 in the Registrant's Post-Effective Amendment No. 99 and hereby incorporated by reference.

49Previously filed on April 30, 2013 in the Registrant's Post-Effective Amendment No. 101 and hereby incorporated by reference.

50Previously filed on June 7, 2013 in the Registrant's Post-Effective Amendment No. 103 and hereby incorporated by reference.

51Previously filed on June 25, 2013 in the Registrant's Post-Effective Amendment No. 105 and hereby incorporated by reference.

52Previously filed on July 29, 2013 in the Registrant's Post-Effective Amendment No. 109 and hereby incorporated by reference.

53Previously filed on September 3, 2013 in the Registrant's Post-Effective Amendment No. 112 and hereby incorporated by reference.

54Previously filed on September 19, 2013 in the Registrant's Post-Effective Amendment No. 115 and hereby incorporated by reference.

55Previously filed on September 26, 2013 in the Registrant's Post-Effective Amendment No. 117 and hereby incorporated by reference.

56Previously filed on September 30, 2013 in the Registrant's Post-Effective Amendment No. 118 and hereby incorporated by reference.

57Previously filed on November 18, 2013 in the Registrant's Post-Effective Amendment No. 123 and hereby incorporated by reference.

58Previously filed on December 17, 2013 in the Registrant's Post-Effective Amendment No. 125 and hereby incorporated by reference.

59Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 127 and hereby incorporated by reference.

60Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 128 and hereby incorporated by reference.

61Previously filed on December 30, 2013 in the Registrant's Post-Effective Amendment No. 131 and hereby incorporated by reference.

62Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 134 and hereby incorporated by reference.

63Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 135 and hereby incorporated by reference.

64Previously filed on March 14, 2014 in the Registrant's Post-Effective Amendment No. 138 and hereby incorporated by reference

65Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 141 and hereby incorporated by reference.

66Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 142 and hereby incorporated by reference.

67Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 143 and hereby incorporated by reference

68Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 144 and hereby incorporated by reference

69Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 145 and hereby incorporated by reference

70Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 146 and hereby incorporated by reference.

71Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 147 and hereby incorporated by reference.

72Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 149 and hereby incorporated by reference.

73Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 150 and hereby incorporated by reference.

74Previously filed on June 2, 2014 in the Registrant's Post-Effective Amendment No. 155 and hereby incorporated by reference.

75Previously filed on June 20, 2014 in the Registrant's Post-Effective Amendment No. 157 and hereby incorporated by reference.

76Previously filed on June 25, 2014 in the Registrant's Post-Effective Amendment No. 158 and hereby incorporated by reference.

77Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 159 and hereby incorporated by reference.

78Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 160 and hereby incorporated by reference.

79Previously filed on July 8, 2014 in the Registrant's Post-Effective Amendment No. 163 and hereby incorporated by reference.

80Previously filed on July 24, 2014 in the Registrant's Post-Effective Amendment No. 168 and hereby incorporated by reference.

81Previously filed on September 3, 2014 in the Registrant's Post-Effective Amendment No. 170 and hereby incorporated by reference.

82Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 175 and hereby incorporated by reference.

83Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 176 and hereby incorporated by reference.

84Previously filed on September 25, 2014 in the Registrant's Post-Effective Amendment No. 177 and hereby incorporated by reference.

85Previously filed on September 26, 2014 in the Registrant's Post-Effective Amendment No. 178 and hereby incorporated by reference.

C - 7

86Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment No. 189 and hereby incorporated by reference.

87Previously filed on December 4, 2014 in the Registrant's Post-Effective Amendment No. 190 and hereby incorporated by reference.

88Previously filed on December 23, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

89Previously filed on December 29, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

90Previously filed on December 30, 2014 in the Registrant's Post-Effective Amendment No. 197 and hereby incorporated by reference.

91Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 200 and hereby incorporated by reference.

92Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 201 and hereby incorporated by reference.

93Previously filed on January 27, 2015 in the Registrant's Post-Effective Amendment No. 207 and hereby incorporated by reference.

94Previously filed on March 16, 2015 in the Registrant's Post-Effective Amendment No. 209 and hereby incorporated by reference.

95Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 210 and hereby incorporated by reference.

96Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 211 and hereby incorporated by reference.

97Previously filed on March 24, 2015 in the Registrant's Post-Effective Amendment No. 212 and hereby incorporated by reference.

98Previously filed on March 25, 2015 in the Registrant's Post-Effective Amendment No. 213 and hereby incorporated by reference.

99Previously filed on March 27, 2015 in the Registrant's Post-Effective Amendment No. 214 and hereby incorporated by reference.

100Previously filed on March 30, 2015 in the Registrant's Post-Effective Amendment No. 215 and hereby incorporated by reference.

101Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 225 and hereby incorporated by reference.

102Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 226 and hereby incorporated by reference.

103Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 227 and hereby incorporated by reference.

104Previously filed on May 26, 2015 in the Registrant's Post-Effective Amendment No. 233 and hereby incorporated by reference.

105Previously filed on June 26, 2015 in the Registrant's Post-Effective Amendment No. 234 and hereby incorporated by reference.

106Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment No. 235 and hereby incorporated by reference.

107Previously filed on July 14, 2015 in the Registrant's Post-Effective Amendment No. 238 and hereby incorporated by reference.

108Previously filed on July 24, 2015 in the Registrant's Post-Effective Amendment No. 240 and hereby incorporated by reference.

109Previously filed on July 28, 2015 in the Registrant's Post-Effective Amendment No. 242 and hereby incorporated by reference.

110Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 251 and hereby incorporated by reference.

111Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 252 and hereby incorporated by reference.

112Previously filed on September 24, 2015 in the Registrant's Post-Effective Amendment No. 253 and hereby incorporated by reference.

113Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 254 and hereby incorporated by reference.

114Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 255 and hereby incorporated by reference.

115Previously filed on September 28, 2015 in the Registrant's Post-Effective Amendment No. 256 and hereby incorporated by reference.

116Previously filed on October 14, 2015 in the Registrant's Post-Effective Amendment No. 262 and hereby incorporated by reference.

117Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 268 and hereby incorporated by reference.

118Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 269 and hereby incorporated by reference.

119Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 280 and hereby incorporated by reference.

120Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 281 and hereby incorporated by reference.

121Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 282 and hereby incorporated by reference.

122Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 283 and hereby incorporated by reference.

123Previously filed on December 28, 2015 in the Registrant's Post-Effective Amendment No. 284 and hereby incorporated by reference.

124Previously filed on December 29, 2015 in the Registrant's Post-Effective Amendment No. 285 and hereby incorporated by reference.

125Previously filed on January 29, 2016 in the Registrant's Post-Effective Amendment No. 290 and hereby incorporated by reference.

126Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 293 and hereby incorporated by reference.

127Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 294 and hereby incorporated by reference.

128Previously filed on March 17, 2016 in the Registrant's Post-Effective Amendment No. 297 and hereby incorporated by reference.

129Previously filed on March 18, 2016 in the Registrant's Post-Effective Amendment No. 298 and hereby incorporated by reference.

130Previously filed on March 22, 2016 in the Registrant's Post-Effective Amendment No. 299 and hereby incorporated by reference.

131Previously filed on March 23, 2016 in the Registrant's Post-Effective Amendment No. 300 and hereby incorporated by reference.

132Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

133Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

134Previously filed on April 22, 2016 in the Registrant's Post-Effective Amendment No. 308 and hereby incorporated by reference.

135Previously filed on June 26, 2016 in the Registrant's Post-Effective Amendment No. 312 and hereby incorporated by reference.

136Previously filed on July 27, 2016 in the Registrant's Post-Effective Amendment No. 313 and hereby incorporated by reference.

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137Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 315 and hereby incorporated by reference.

138Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 316 and hereby incorporated by reference.

139Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 317 and hereby incorporated by reference.

140Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 318 and hereby incorporated by reference.

141Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 324 and hereby incorporated by reference.

142Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 325 and hereby incorporated by reference.

143Previously filed on December 28, 2016 in the Registrant's Post-Effective Amendment No. 326 and hereby incorporated by reference.

144Previously filed on February 27, 2017 in the Registrant's Post-Effective Amendment No. 331 and hereby incorporated by reference.

145Previously filed on February 28, 2017 in the Registrant's Post-Effective Amendment No. 332 and hereby incorporated by reference.

146Previously filed on March 1, 2017 in the Registrant's Post-Effective Amendment No. 333 and hereby incorporated by reference.

147Previously filed on March 3, 2017 in the Registrant's Post-Effective Amendment No. 334 and hereby incorporated by reference.

148Previously filed on March 27, 2017 in the Registrant's Post-Effective Amendment No. 337 and hereby incorporated by reference.

149Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 338 and hereby incorporated by reference.

150Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 339 and hereby incorporated by reference.

151Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 340 and hereby incorporated by reference.

152Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 341 and hereby incorporated by reference.

153Previously filed on April 13, 2017 in the Registrant's Post-Effective Amendment No. 347 and hereby incorporated by reference.

154Previously filed on April 28, 2017 in the Registrant's Post-Effective Amendment No. 348 and hereby incorporated by reference.

155Previously filed on May 17, 2017 in the Registrant's Post-Effective Amendment No. 351 and hereby incorporated by reference.

156Previously filed on June 16, 2017 in the Registrant's Post-Effective Amendment No. 353 and hereby incorporated by reference.

157Previously filed on June 27, 2017 in the Registrant's Post-Effective Amendment No. 354 and hereby incorporated by reference.

158Previously filed on July 28, 2017 in the Registrant's Post-Effective Amendment No. 356 and hereby incorporated by reference.

159Previously filed on August 25, 2017 in the Registrant's Post-Effective Amendment No. 358 and hereby incorporated by reference.

1609Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 361 and hereby incorporated by reference.

161Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 362 and hereby incorporated by reference.

162Previously filed on November 22, 2017 in the Registrant's Post-Effective Amendment No. 367 and hereby incorporated by reference.

163Previously filed on December 4, 2017 in the Registrant's Post-Effective Amendment No. 370 and hereby incorporated by reference.

164Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 372 and hereby incorporated by reference.

165Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 373 and hereby incorporated by reference.

166Previously filed on December 28, 2017 in the Registrant's Post-Effective Amendment No. 374 and hereby incorporated by reference.

167Previously filed on February 23, 2018 in the Registrant's Post-Effective Amendment No. 379 and hereby incorporated by reference.

168Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 381 and hereby incorporated by reference.

169Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 382 and hereby incorporated by reference.

170Previously filed on March 27, 2018 in the Registrant's Post-Effective Amendment No. 383 and hereby incorporated by reference.

171Previously filed on March 28, 2018 in the Registrant's Post-Effective Amendment No. 384 and hereby incorporated by reference.

172Previously filed on March 29, 2018 in the Registrant's Post-Effective Amendment No. 385 and hereby incorporated by reference.

173Previously filed on April 18, 2018 in the Registrant's Post-Effective Amendment No. 391 and hereby incorporated by reference.

174Previously filed on April 27, 2018 in the Registrant's Post-Effective Amendment No. 394 and hereby incorporated by reference.

175Previously filed on June 27, 2018 in the Registrant's Post-Effective Amendment No. 395 and hereby incorporated by reference.

176Previously filed on July 27, 2018 in the Registrant's Post-Effective Amendment No. 397 and hereby incorporated by reference.

177Previously filed on September 25, 2018 in the Registrant's Post-Effective Amendment No. 400 and hereby incorporated by reference.

178Previously filed on September 26, 2018 in the Registrant's Post-Effective Amendment No. 401 and hereby incorporated by reference.

179Previously filed on October 31, 2018 in the Registrant's Post-Effective Amendment No. 404 and hereby incorporated by reference.

180Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 405 and hereby incorporated by reference.

181Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 406 and hereby incorporated by reference.

182Previously filed on February 27, 2019 in the Registrant's Post-Effective Amendment No. 411 and hereby incorporated by reference.

183Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 413 and hereby incorporated by reference.

184Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 414 and hereby incorporated by reference.

185Previously filed on March 27, 2019 in the Registrant's Post-Effective Amendment No. 415 and hereby incorporated by reference.

186Previously filed on March 28, 2019 in the Registrant's Post-Effective Amendment No. 416 and hereby incorporated by reference.

187Previously filed on March 29, 2019 in the Registrant's Post-Effective Amendment No. 417 and hereby incorporated by reference.

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188Previously filed on April 5, 2019 in the Registrant's Post-Effective Amendment No. 422 and hereby incorporated by reference.

189Previously filed on April 26, 2019 in the Registrant's Post-Effective Amendment No. 428 and hereby incorporated by reference.

190Previously filed on April 29, 2019 in the Registrant's Post-Effective Amendment No. 429 and hereby incorporated by reference.

191Previously filed on May 3, 2019 in the Registrant's Post-Effective Amendment No. 429 and hereby incorporated by reference.

192Previously filed on June 28, 2019 in the Registrant's Post-Effective Amendment No. 435 and hereby incorporated by reference.

193Previously filed on July 26, 2019 in the Registrant's Post-Effective Amendment No. 437 and hereby incorporated by reference.

194Previously filed on September 26, 2019 in the Registrant's Post-Effective Amendment No. 440 and hereby incorporated by reference.

195Previously filed on September 30, 2019 in the Registrant's Post-Effective Amendment No. 441 and hereby incorporated by reference.

196Previously filed on December 23, 2019 in the Registrant's Post-Effective Amendment No. 445 and hereby incorporated by reference.

197Previously filed on December 27, 2019 in the Registrant's Post-Effective Amendment No. 446 and hereby incorporated by reference.

198Previously filed on February 25, 2020 in the Registrant's Post-Effective Amendment No. 449 and hereby incorporated by reference.

199Previously filed on February 25, 2020 in the Registrant's Post-Effective Amendment No. 450 and hereby incorporated by reference.

200Previously filed on March 24, 2020 in the Registrant's Post-Effective Amendment No. 453 and hereby incorporated by reference.

201Previously filed on March 25, 2020 in the Registrant's Post-Effective Amendment No. 454 and hereby incorporated by reference.

202Previously filed on March 26, 2020 in the Registrant's Post-Effective Amendment No. 455 and hereby incorporated by reference.

203Previously filed on March 27, 2020 in the Registrant's Post-Effective Amendment No. 456 and hereby incorporated by reference.

204Previously filed on April 14, 2020 in the Registrant's Post-Effective Amendment No. 461 and hereby incorporated by reference.

205Previously filed on April 17, 2020 in the Registrant's Post-Effective Amendment No. 462 and hereby incorporated by reference.

206Previously filed on April 24, 2020 in the Registrant's Post-Effective Amendment No. 463 and hereby incorporated by reference.

207Previously filed on April 27, 2020 in the Registrant's Post-Effective Amendment No. 464 and hereby incorporated by reference.

208Previously filed on April 28, 2020 in the Registrant's Post-Effective Amendment No. 465 and hereby incorporated by reference.

209Previously filed on June 15, 2020 in the Registrant's Post-Effective Amendment No. 471 and hereby incorporated by reference.

210Previously filed on June 25, 2020 in the Registrant's Post-Effective Amendment No. 472 and hereby incorporated by reference.

211Previously filed on July 27, 2020 in the Registrant's Post-Effective Amendment No. 475 and hereby incorporated by reference.

212Previously filed on September 24, 2020 in the Registrant's Post-Effective Amendment No. 477 and hereby incorporated by reference.

213Previously filed on September 25, 2020 in the Registrant's Post-Effective Amendment No. 478 and hereby incorporated by reference.

214Previously filed on December 23, 2020 in the Registrant's Post-Effective Amendment No. 482 and hereby incorporated by reference.

215Previously filed on February 25, 2021 in the Registrant's Post-Effective Amendment No. 484 and hereby incorporated by reference.

216Previously filed on March 25, 2021 in the Registrant's Post-Effective Amendment No. 486 and hereby incorporated by reference.

217Previously filed on March 26, 2021 in the Registrant's Post-Effective Amendment No. 487 and hereby incorporated by reference.

218Previously filed on April 26, 2021 in the Registrant's Post-Effective Amendment No. 491 and hereby incorporated by reference.

219Previously filed on April 26, 2021 in the Registrant's Post-Effective Amendment No. 492 and hereby incorporated by reference.

220Previously filed on April 27, 2021 in the Registrant's Post-Effective Amendment No. 493 and hereby incorporated by reference.

221Previously filed on June 25, 2021 in the Registrant's Post-Effective Amendment No. 499 and hereby incorporated by reference.

222Previously filed on July 21, 2021 in the Registrant's Post-Effective Amendment No. 506 and hereby incorporated by reference.

223Previously filed on August 9, 2021 in the Registrant's Post-Effective Amendment No. 507 and hereby incorporated by reference.

224Previously filed on September 27, 2021 in the Registrant's Post-Effective Amendment No. 511 and hereby incorporated by reference.

225Previously filed on September 28, 2021 in the Registrant's Post-Effective Amendment No. 512 and hereby incorporated by reference.

226Previously filed on December 23 2021 in the Registrant's Post-Effective Amendment No. 517 and hereby incorporated by reference.

227Previously filed on January 31, 2022 in the Registrant's Post-Effective Amendment No. 522 and hereby incorporated by reference.

228Previously filed on February 25, 2022 in the Registrant's Post-Effective Amendment No. 523 and hereby incorporated by reference.

229Previously filed on March 24, 2022 in the Registrant's Post-Effective Amendment No. 524 and hereby incorporated by reference.

230Previously filed on March 25, 2022 in the Registrant's Post-Effective Amendment No. 525 and hereby incorporated by reference.

231Previously filed on March 30, 2022 in the Registrant's Post-Effective Amendment No. 526 and hereby incorporated by reference.

232Previously filed on April 27, 2022 in the Registrant's Post-Effective Amendment No. 527 and hereby incorporated by reference.

233Previously filed on April 28, 2022 in the Registrant's Post-Effective Amendment No. 528 and hereby incorporated by reference.

234Previously filed on April 29, 2022 in the Registrant’s Post-Effective Amendment No. 529 and hereby incorporated by reference.

235Previously filed on June 29, 2022 in the Registrant’s Post-Effective Amendment No. 530 and hereby incorporated by reference.

236Previously filed on September 23, 2022 in the Registrant’s Post-Effective Amendment No. 531 and hereby incorporated by reference.

237Previously filed on September 27, 2022 in the Registrant’s Post-Effective Amendment No. 532 and hereby incorporated by reference

238Previously filed on September 28, 2022 in the Registrant’s Post-Effective Amendment No. 533 and hereby incorporated by reference.

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239Previously filed on December 29, 2022 in the Registrant’s Post-Effective Amendment No. 534 and hereby incorporated by reference.

240Previously filed on February 28, 2023 in the Registrant’s Post-Effective Amendment No. 537 and hereby incorporated by reference.

241Previously filed on March 29, 2023 in the Registrant’s Post-Effective Amendment No. 539 and hereby incorporated by reference.

242Previously filed on April 13, 2023 in the Registrant’s Post-Effective Amendment No. 541 and hereby incorporated by reference.

243Previously filed on April 17, 2023 in the Registrant’s Post-Effective Amendment No. 543 and hereby incorporated by reference.

244Previously filed on April 27, 2023 in the Registrant’s Post-Effective Amendment No. 544 and hereby incorporated by reference.

245Previously filed on April 28, 2023 in the Registrant’s Post-Effective Amendment No. 545 and hereby incorporated by reference.

246Previously filed on May 1, 2023 in the Registrant’s Post-Effective Amendment No. 546 and hereby incorporated by reference.

247Previously filed on May 12, 2023 in the Registrant’s Post-Effective Amendment No. 549 and hereby incorporated by reference.

248Previously filed on May 25, 2023 in the Registrant’s Post-Effective Amendment No. 550 and hereby incorporated by reference.

249Previously filed on June 14, 2023 in the Registrant’s Post-Effective Amendment No. 551 and hereby incorporated by reference.

250Previously filed on June 28, 2023 in the Registrant’s Post-Effective Amendment No. 552 and hereby incorporated by reference.

251Previously filed on September 15, 2023 in the Registrant’s Post-Effective Amendment No. 556 and hereby incorporated by reference.

252Previously filed on September 20, 2023 in the Registrant’s Post-Effective Amendment No. 558 and hereby incorporated by reference.

253Previously filed on September 26, 2023 in the Registrant’s Post-Effective Amendment No. 559 and hereby incorporated by reference.

254Previously filed on September 27, 2023 in the Registrant’s Post-Effective Amendment No. 560 and hereby incorporated by reference.

254Previously filed on September 28, 2023 in the Registrant’s Post-Effective Amendment No. 561 and hereby incorporated by reference.

255Previously filed on February 28, 2024 in the Registrant’s Post-Effective Amendment No. 563 and hereby incorporated by reference.

256Previously filed on March 28, 2024 in the Registrant’s Post-Effective Amendment No. 564 and hereby incorporated by reference.

257Previously filed on April 16, 2024 in the Registrant’s Post-Effective Amendment No. 566 and hereby incorporated by reference.

258Previously filed on April 25, 2024 in the Registrant’s Post-Effective Amendment No. 567 and hereby incorporated by reference.

259Previously filed on April 26, 2024 in the Registrant’s Post-Effective Amendment No. 568 and hereby incorporated by reference.

260Previously filed on April 29, 2024 in the Registrant’s Post-Effective Amendment No. 569 and hereby incorporated by reference.

261Previously filed on May 17, 2024 in the Registrant’s Post-Effective Amendment No. 570 and hereby incorporated by reference.

262Previously filed on June 26, 2024 in the Registrant’s Post-Effective Amendment No. 572 and hereby incorporated by reference.

262Previously filed on June 27, 2024 in the Registrant’s Post-Effective Amendment No. 573 and hereby incorporated by reference.

263Previously filed on July 29, 2024 in the Registrant’s Post-Effective Amendment No. 574 and hereby incorporated by reference

264Previously filed on August 16, 2024 in the Registrant’s Post-Effective Amendment No. 578 and hereby incorporated by reference

265Previously filed on September 25, 2024 in the Registrant’s Post-Effective Amendment No. 579 and hereby incorporated by reference.

266Previously filed on September 26, 2024 in the Registrant’s Post-Effective Amendment No. 580 and hereby incorporated by reference.

267Previously filed on September 27, 2024 in the Registrant’s Post-Effective Amendment No. 581 and hereby incorporated by reference.

268Previously filed on December 27, 2024 in the Registrant’s Post-Effective Amendment No. 582 and hereby incorporated by reference.

269Previously filed on February 28, 2025 in the Registrant’s Post-Effective Amendment No. 583 and hereby incorporated by reference.

270Previously filed on March 28, 2025 in the Registrant’s Post-Effective Amendment No. 584 and hereby incorporated by reference.

271Previously filed on April 24, 2025 in the Registrant’s Post-Effective Amendment No. 585 and hereby incorporated by reference.

272Previously filed on April 25, 2025 in the Registrant’s Post-Effective Amendment No. 586 and hereby incorporated by reference.

273 Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No, 589 and hereby incorporated by reference.

274 Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No, 590 and hereby incorporated by reference.

275 Previously filed on July 29, 2025 in the Registrant’s Post-Effective Amendment No, 591 and hereby incorporated by reference.

276 Previously filed on August 1, 2025 in the Registrant’s Post-Effective Amendment No, 592 and hereby incorporated by reference.

277 Previously filed on September 24, 2025 in the Registrant’s Post-Effective Amendment No, 595 and hereby incorporated by reference.

278 Previously filed on September 26, 2025 in the Registrant’s Post-Effective Amendment No. 596 and hereby incorporated by reference.

279 Previously filed on September 29, 2025 in the Registrant’s Post-Effective Amendment No. 597 and hereby incorporated by reference.

280 Previously filed on November 25, 2025 in the Registrant’s Post-Effective Amendment No. 600 and hereby incorporated by reference.

281 Previously filed December 23, 2025 in the Registrant’s Post-Effective Amendment No. 603 and hereby incorporated by reference.

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ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each

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Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund – File No. 801-62013.

Kovitz Investment Group Partners, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Fund (formerly, the Longboard Alternative Growth Fund) – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock ETF – File No. 801-77094.

Invenomic Capital Management, LP. adviser to the Invenomic Fund – File No. 801-110459.

The Future Fund, LLC adviser to One Global ETF and The Future Fund Long/Short ETF – File No. 801-121505.

Beacon Capital Management, Inc. – Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF - File No. 801-61249.

Exchange Traded Concepts, LLC – Sub-Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF – File No. 801-7048.5

GGM Wealth Advisors, LLC – Adviser to the GGM Macro Alignment ETF – File No. 801-50972.

Penserra Capital Management, LLC – Sub-Adviser to the GGM Macro Alignment ETF – File No. 801-80466.

PeakShares, LLC - Adviser to the PeakShares Sector Rotation ETF and PeakShares RMR Prime 50 Fund - File No. 801-129548

RMR Wealth Builders, Inc - Sub-Adviser to the PeakShares RMR Prime 50 ETF

Weitz Investment Management, Inc. Adviser to the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF – File No. 801-18819

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for certain series of Northern Lights Fund Trust II. NLD also acts as principal underwriter for the following:

Atlas U.S. Government Money Market Fund, Inc., Atlas U.S. Tactical Income Fund, Inc., AdvisorOne Funds, Arrow Investments Trust (ETFs Only), Arrow ETF Trust, Boyar Value Fund Inc., Centerstone Investors Trust, Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance

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Trust, Mutual Fund Series Trust, New Age Alpha Trust, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment AccessEverest Fund, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, Two Roads Shared Trust, The Saratoga Advantage Trust, Tributary Funds, Inc., Uncommon Investment Funds Trust, and Ultimus Managers Trust, Unified Series Trust, Valued Advisers Trust, and Zacks Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.  NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None
David James	Manager	None

(e) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Al Frank Fund, Invenomic Fund, North Star Opportunity Fund, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Fund (formerly, the Longboard Alternative Growth Fund), North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, Essential 40 Stock Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund, Dynamic Global Diversified Fund and the North Star Small Cap Value Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, provides custodian services to One Global ETF, The Future Fund Long/Short ETF, Beacon Selective Risk ETF. Beacon Tactical Risk ETF, GGM Macro Alignment ETF, PeakShares Sector Rotation ETF and the Essential 40 Stock ETF.

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each

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shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Northern Lights Distributors, LLC (“NLD”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as principal underwriter for all series of Northern Lights Fund Trust II. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides CCO and compliance services to each Fund of the Trust.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.

Kovitz Investment Group Partners, LLC located at 115 South LaSalle Street, 27th Floor, Chicago, IL 60603 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738

pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.

Longboard Asset Management, LP located at P.O. Box 97730, Phoenix, Arizona 85060-7730 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund).

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock ETF.

Invenomic Capital Management, LP, located at 211 Congress Street, 7th Floor, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Invenomic Fund.

The Future Fund LLC located at 330 N. Wabash Avenue, Suite 2300, Chicago, IL 6061112866 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to One Global ETF and The Future Fund Long/Short ETF.

Beacon Capital Management, Inc. located at 7777 Washington Village dr. Suite 280, Dayton, OH 45459 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

Exchange Traded Concepts, LLC located at 10900 Hefner point drive, Suite 400, Oklahama City, OK 73120 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

Waverly Advisors, LLC, located at 600 University Park Place, Suite 501, Birmingham, AL 35209, on behalf of the GGM Macro Alignment ETF.

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Penserra Capital Management, LLC located at 4 Orinda Way, Suite 100-A, Orinda, CA 94563 on behalf of the GGM Macro Alignment ETF.

PeakShares LLC located at 2701 Rocky Point Drive, Suite 1000, Tampa, FL on behalf of the PeakShares Sector Rotation ETF.

Weitz Investment Management, Inc. located at 3555 Farnam Street, Suite 80, Omaha, NE 68131 on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

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Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 609 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on January 29, 2026.

NORTHERN LIGHTS FUND TRUST II

By: /s/ Kevin Wolf

      Kevin Wolf*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	/s/ Brian Nielsen Trustee & Chairman	January 29, 2026
Thomas Sarkany*	/s/ Thomas Sarkany Trustee	January 29, 2026
Anthony Lewis*	/s/ Anthony Lewis Trustee	January 29, 2026
Keith Rhoades*	/s/ Keith Rhoades Trustee	January 29, 2026
Randy Skalla*	/s/ Randy Skalla Trustee	January 29, 2026
Kevin Wolf*	/s/ Kevin Wolf President and Principal Executive Officer	January 29, 2026
Erik Naviloff*	/s/ Erik Naviloff Treasurer and Principal Financial Officer	January 29, 2026

*By:   /s/ Kevin Wolf

Kevin Wolf

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.

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EXHIBIT INDEX

(i)(12)	Opinion of Alston & Bird LLP on behalf the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund
(i)(23)	Consent of Alston & Bird LLP
(j)(14)	Consent of Tait, Weller & Baker LLP on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund

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